UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-10475
                                                     ---------

                           COUNTRY MUTUAL FUNDS TRUST
                           --------------------------
               (Exact name of registrant as specified in charter)

                      1705 N. TOWANDA AVE., P.O. BOX 2020
                      -----------------------------------
                             BLOOMINGTON, IL 61702
                             ---------------------
              (Address of principal executive offices) (Zip code)

                                 PAUL M. HARMON
                                 --------------
                         OFFICE OF THE GENERAL COUNSEL
                         -----------------------------
                               1701 TOWANDA AVE.
                               -----------------
                          BLOOMINGTON, ILLINOIS 61702
                          ---------------------------
                    (Name and address of agent for service)

                                 1-800-245-2100
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2004
                         -------------

Date of reporting period:  December 31, 2003
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               Semi-Annual Report
                               DECEMBER 31, 2003

                          (COUNTRY MUTUAL FUNDS LOGO)

COUNTRY Growth Fund

COUNTRY Balanced Fund

COUNTRY Tax Exempt Bond Fund

COUNTRY Short-Term Bond Fund

COUNTRYBond Fund

                  INVESTMENT ADVISOR'S LETTER TO SHAREHOLDERS

                                                                    January 2004

Dear Shareholders:

  These are the times that try men's souls. Thomas Paine wrote these words in 1776 as the opening line of a series of pamphlets titled "The American Crisis". To paraphrase a bit, today is a time that tries investor's souls. Unlike Thomas Paine, we do not face the beginning of the Revolutionary War. However we do face a crisis of another kind as we confront a confusing environment on the economic front and bewildering action as markets respond to events.

  Fixed income markets are perhaps the most logical as price action directly reflects current interest rates and expectations for rates. If rates rise, prices drop and vice versa. As the Federal Reserve fought deflationary forces in 2002 and early 2003 by injecting massive amounts of liquidity and lowering short term rates, the bond market enjoyed excellent returns. However, our expectations of rising inflationary pressures have not yet materialized. Bond markets were relatively stable for the past year, but as the Fed re-inflates the economy, rates will once again go back up. The only variable we see is the timing of future rate increases.

  On the equity side of the markets, the situation is much less clear. As we see it, 2003 was a year for the risk-taker; the more risk you took, the more return you generated. In spite of the fact that the economy was not generating jobs as would be expected in a recovery, that capacity utilization remained depressed, and that interest rates were likely to move higher, investors put a positive "spin" on every piece of news and pushed stock valuations higher as the year progressed. We remain concerned that investors will once again become rational in their outlooks causing stocks to return to more normal valuations, but we do not yet see signs of that happening.

  At the risk of sounding like a broken record, we continue to be cautious in our outlook for the markets. For the past four years we have maintained a defensive position in our approach to investing; we have focused on the risks we are taking on behalf of our shareholders. With risk levels seemingly under-appreciated by other investors, it does not seem wise for us to change that strategy.

                              COUNTRY GROWTH FUND
                       INCEPTION DATE 04/21/66 (CLASS Y)

  The annualized returns for the Fund for the period ended December 31, 2003, are as follows:

                     1 Year            5 Year           10 Years
                     ------            ------           --------
                     25.00%            4.04%             10.65%

  Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 28.68%. The average mutual fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.' s Large-Cap Core Funds Average) returned 25.57% during this same time period. The Growth Fund ranked in the middle of the pack compared to the Lipper peer group for the past year and in the top 4% for the past five years. (Actual rank number 579 out of 1,054 Funds for the past year, number 19 out of 613 Funds for the past 5 years, and number 42 out of 222 Funds for the past 10 years, based on total Fund returns.)

  Our outlook for equities remains cautious. While there are definite signs of some recovery in economic statistics, contradictory indicators such as anemic job growth, dollar weakness, prospects for rising interest rates, and high valuation levels are raising caution signs. Should these latter indicators prove to have a negative impact on stock prices, additional defensive measures will be implemented in the portfolio.

                             COUNTRY BALANCED FUND
                       INCEPTION DATE 12/07/78 (CLASS Y)

  The annualized returns for the Fund for the period ending Dec. 31, 2003, are as follows:

                     1 Year           5 Years           10 Years
                     ------           -------           --------
                     16.83%            3.86%             8.37%

  The Country Balanced Fund returned 16.83% over the last twelve months. The stock component was the primary driver of the large return, but our bonds did end the year on a positive note. Our focus on high quality stocks and bonds hurt our return relative to some of our peers, but the results were still very solid.

  After three consecutive years of negative performance, U.S. equity markets finally broke out to the upside in 2003. The S&P 500 gained 28.7%, its best return since 1997. The NASDAQ and Russell 2000 fared even better, rising 50.8% and 47.3%, respectively. We have not seen gains of this magnitude since the "irrational exuberance" days of the late 1990's. A tax cut package, historically low interest rates, and a rebounding economy were given much of the credit for this spectacular performance. While this is certainly a welcome change from negative returns, we have some lingering doubts about how long the party will continue with valuations at such high levels.

  The big story in the bond market during the year was the remarkable performance of high yield securities. As a group, they were up around 30%. Investors were very willing to buy the riskiest of securities in a period where the economy was starting to rebound. High quality, on the other hand, had a very mediocre year. On average, these bonds gained only two or three percent during the year. With Treasury rates still hovering around their lowest levels in decades, it is unlikely that yields will be able to decline much from here. Even the Federal Reserve's accommodative stance may turn to one of tightening in the face of a more rapidly expanding economy. The most likely scenario in our view, rising rates, will have a negative affect on bond prices. We believe there is even a chance that bond returns could be negative over the coming year.

  The asset allocation as of Dec. 31, 2003, was 61.0% stocks, 29.8% bonds, and 9.2% cash equivalents.

                          COUNTRY TAX-EXEMPT BOND FUND
                       INCEPTION DATE 12/07/78 (CLASS Y)

  The annualized total returns for the Fund for the period ending December 31, 2003 are as follows:

                     1 Year            5 Year           10 Year
                     ------            ------           -------
                     2.65%             4.31%             4.79%

  Municipal bond issuance for calendar year 2003 increased 6.7% over 2002, to a record $382.7 billion. Individual investors were active in the municipal market over the course of the year. Throughout 2003 other market participants, especially arbitrage/hedge funds, life insurance companies and pension funds took advantage of the attractive ratios of municipals versus U.S. Treasuries. Additionally we saw an ever increasing number of property and casualty insurance companies re-enter the market. It is important to note that volatility remained high throughout 2003 as evidenced by the wide fluctuations in the ten year sector. The year began with ten year AAA municipal yields at 3.53%. By June, yields had fallen to 2.85%. Yields subsequently peaked in August to 4.07% ending the year at 3.4%. By mid-2003 we had anticipated a rising interest rate environment and had made a decision to shorten the Fund's average maturity. Unfortunately, yields declined and our returns lagged the market. The Fund's one year total return was 2.65%. This compares to the Lipper Intermediate Municipal Debt Funds Average return of 4.01%.

  Municipal bond yields will largely be determined by the direction of the U.S. Treasury market. However there are other factors that lead us to believe municipal bonds will outperform taxable bonds in 2004. Supply is expected to decrease from 2003 levels due to anticipated increases in state tax receipts and a consequent decline in a need to issue bonds. Demand from individual investors along with the additional market participants mentioned above is expected to remain strong. This being said, while anticipating a rising yield environment, we expect municipal bonds to outperform other asset classes in 2004.

                          COUNTRY SHORT-TERM BOND FUND
                          INCEPTION 01/02/97 (CLASS Y)

  The annualized total returns for the Fund for the period ending December 31, 2003, are as follows:

                     1 Year            5 Year       Since Inception
                     ------            ------       ---------------
                     2.27%             4.94%             5.26%

  Weak labor markets and excess capacity are two key reasons that Federal Reserve policy makers say there is enough slack in the U.S. economy to withstand higher growth rates without triggering inflation fears. In fact, the Fed's preferred inflation gauge rose only 0.8% for the 12 months ending November 2003. Consequently, the central bank has left the benchmark overnight bank lending rate at 1% since June. The bond market, however, is anticipating higher interest rates as the two-year US Treasury note yield rose from 1.59% at the beginning of the year to 1.82% by December 31, 2003.

  Strong returns in 2003 were achieved through lower quality corporate and emerging market bonds. Due to our lack of exposure to these markets, the COUNTRY Short-term Bond fund trailed the Lipper Short-term Investment Grade Debt Funds Average, which posted a 2.51% return for the year. However, the Fund did surpass the Merrill Lynch U.S. Domestic Master 1-3 Year Bond Index, which posted a 2.08% profit over the same period.

  Since the prospects for achieving returns through price appreciation have diminished, our strategy going forward is to increase the portfolio's yield and use sector allocation as a tool to pursue excess returns.

                               COUNTRY BOND FUND
                          INCEPTION 01/02/97 (CLASS Y)

                     1 Year            5 Year       Since Inception
                     ------            ------       ---------------
                     3.79%             6.28%             7.03%

  2003 was a good year for financial assets. Returns were fueled by a pickup in the economy, higher corporate profits and continuing low interest rates. The Federal Reserve has kept the Fed Funds rate at 1% since June and has promised to keep rates low for what it deems a "considerable period". These actions lend support to the bond market. High quality bonds had a respectable 4.12% return as measured by the Merrill Lynch U.S. Domestic Master Bond Index. In comparison, the Fund had a slightly lower return of 3.79%.

  The outlook for the bond market is cloudy with interest rates near historic lows. We are maintaining a neutral duration; however, we are keeping a watchful eye for the opportunity to become defensive if it appears the inflation outlook is turning negative for bonds. We may be entering a period in which "capital preservation" will be the underlying theme for the fixed income markets.

                                             Sincerely,

                                             /s/Bruce D. Finks

                                             Bruce D. Finks
                                             Vice President

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE AND INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ASSET ALLOCATION IS SUBJECT TO CHANGE.

  Fund returns shown above assume all dividend and capital gain distributions were re-invested in the Funds and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced. The COUNTRY Tax-Exempt Bond Fund's income is exempt from federal income tax, however it may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

  Please refer to the Portfolio Highlights sections for index information, including descriptions and performance. All indices mentioned are unmanaged and are not available for investment.

  Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

  For use only when accompanied or preceded by a prospectus. Quasar Distributors, LLC, Distributor-02/04

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

      COUNTRY GROWTH FUND

        AVERAGE ANNUAL RETURNS  December 31, 2003

                                                     1 YEAR    5 YEAR   10 YEAR
                                                     ------    ------   -------
        COUNTRY Growth Fund -- Class Y (04/21/66)     25.00%    4.04%    10.65%
        S&P 500 Index(1)<F1>                          28.68%   -0.57%    11.07%
        Lipper Large Cap Core Funds Average(2)<F2>    25.57%   -1.74%     8.80%

        (1)<F1> The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
        (2)<F2> The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

        TEN LARGEST HOLDINGS  December 31, 2003

                                                    VALUE      PERCENT OF FUND
                                                 -----------   ---------------
        General Electric Company                 $ 4,708,960          2.71%
        The Procter & Gamble Company               4,494,600          2.58%
        Pfizer Inc.                                4,448,047          2.56%
        Microsoft Corporation                      4,131,000          2.37%
        Emerson Electric Co.                       3,496,500          2.01%
        Wal-Mart Stores, Inc.                      3,448,250          1.98%
        The Allstate Corporation                   3,398,580          1.95%
        Gentex Corporation                         3,356,160          1.93%
        Newmont Mining Corporation                 3,208,260          1.84%
        Intel Corporation                          3,174,920          1.83%
                                                 -----------         ------
                                                 $37,865,277         21.76%
                                                 -----------         ------
                                                 -----------         ------

      COUNTRY BALANCED FUND

        AVERAGE ANNUAL RETURNS  December 31, 2003

                                                     1 YEAR    5 YEAR   10 YEAR
                                                     ------    ------   -------
        COUNTRY Balanced Fund -
          Class Y (12/07/78)                         16.83%     3.86%     8.37%
        S&P 500 Index(1)<F3>                         28.68%    -0.57%    11.07%
        Merrill Lynch U.S. Domestic
          Master Bond Index(2)<F4>                    4.12%     6.62%     6.98%
        Lipper Flexible Funds Average(3)<F5>         21.39%     2.28%     8.27%
        Lipper Balanced Funds Average(4)<F6>         19.07%     2.35%     8.08%

        (1)<F3> The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
        (2)<F4> The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
        (3)<F5> The Lipper Flexible Funds Average consists of funds that aim to conserve principal with a balanced portfolio of stocks and bonds.
        (4)<F6> The Lipper Balanced Funds Average has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

        TEN LARGEST HOLDINGS  December 31, 2003

                                                    VALUE      PERCENT OF FUND
                                                 -----------   ---------------
        General Electric Company                  $  402,740          1.78%
        Microsoft Corporation                        371,790          1.65%
        U.S. Treasury Note, 3.625%, 05/15/13         336,533          1.49%
        Federal Home Loan Mortgage Corp.,
          6.250%, 03/05/12                           322,188          1.43%
        Pfizer Inc.                                  317,970          1.41%
        U.S. Treasury Inflation Index Note,
          1.875%, 07/15/13                           300,241          1.33%
        Citigroup Inc.                               295,754          1.31%
        Wells Fargo & Company                        294,450          1.30%
        ConocoPhillips                               288,508          1.28%
        Coca-Cola Enterprises, Inc.,
          7.000%, 10/01/26                           288,381          1.28%
                                                  ----------         ------
                                                  $3,218,555         14.26%
                                                  ----------         ------
                                                  ----------         ------

      COUNTRY TAX EXEMPT BOND FUND

        AVERAGE ANNUAL RETURNS  December 31, 2003

                                                     1 YEAR    5 YEAR   10 YEAR
                                                     ------    ------   -------
        COUNTRY Tax Exempt Bond Fund -
          Class Y (12/07/78)                          2.65%     4.31%     4.79%
        Lehman Brothers 7-Year
          Municipal Bond Index(1)<F7>                 5.45%     5.92%     5.85%
        Lipper Intermediate Municipal
          Debt Funds Average(2)<F8>                   4.01%     4.86%     5.07%

        (1)<F7> The Lehman Brothers 7-Year Municipal Bond Index is a compilation of tax-exempt municipal bonds with maturities in the six to eight year range. The Lehman Index does not reflect investments in cash, the impact of any servicing, investment management, or administrative expense.
        (2)<F8> The Lipper Intermediate Municipal Debt Funds Average is a compilation of tax-exempt municipal bond funds with a five to ten year average weighted maturity.

        TEN LARGEST HOLDINGS  December 31, 2003

                                                    VALUE      PERCENT OF FUND
                                                 -----------   ---------------
        Broward County, Florida, Resource
          Recovery Revenue Bond, 5.375%, 12/01/10 $  831,330          5.52%
        Mississippi State Highway, Series #39
          Revenue Bond, 5.250%, 06/01/08             757,107          5.02%
        Greensboro, North Carolina Unlimited
          General Obligation, 4.000%, 05/01/08       750,743          4.98%
        Indiana University Trustee Revenue Bond,
          Student Fees, 5.700%, 08/01/10             580,987          3.86%
        Arapahoe County, School District #5
          Cherry Creek Colorado, Unlimited
          General Obligation, 5.500%, 12/15/09       577,190          3.83%
        Iron County, Utah School District
          Unlimited General Obligation,
          5.500%, 01/15/10                           573,355          3.81%
        Maricopa County, School District #3
          Tempe Elementary Arizona Unlimited
          General Obligation, 5.000%, 07/01/12       563,345          3.74%
        Maryland State Unlimited General
          Obligation, 5.500%, 08/01/07               560,860          3.72%
        Maricopa County, School District #93
          Cave Creek Arizona Unlimited
          General Obligation, 6.400%, 07/01/06       556,695          3.69%
        Milwaukee, Wisconsin Unlimited General
          Obligation, 5.000%, 12/15/07               554,335          3.68%
                                                  ----------         ------
                                                  $5,751,612         41.85%
                                                  ----------         ------
                                                  ----------         ------

      COUNTRY SHORT-TERM BOND FUND

        AVERAGE ANNUAL RETURNS  December 31, 2003

                                                                 SINCE INCEPTION
                                               1 YEAR   5 YEAR      01/02/97
                                               ------   ------   ---------------
        COUNTRY Short-Term Bond Fund _
          Class Y (01/02/97)                   2.27%    4.94%         5.26%
        Merrill Lynch U.S. Domestic Master
          1-3 Year Bond Index(1)<F9>           2.08%    5.67%         6.00%
        Merrill Lynch U.S. Treasury/Agency
          1-3 Year Bond Index(2)<F10>          2.00%    5.47%         5.88%
        Lipper Short Investment Grade Debt
          Funds Average(3)<F11>                2.51%    4.95%         5.26%

        (1)<F9> The Merrill Lynch U.S. Domestic Master 1-3 Year Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities of 1-3 years.
        (2)<F10> The Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.
        (3)<F11> The Lipper Short Investment Grade Debt Funds Average consists of funds primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years.

        TEN LARGEST HOLDINGS  December 31, 2003

                                                    VALUE      PERCENT OF FUND
                                                 -----------   ---------------
        Private Export Funding,
          7.650%, 05/15/06                       $ 1,686,018          4.13%
        Federal Home Loan Mortgage Corp.,
          4.500%, 05/01/13                         1,353,702          3.31%
        Private Export Funding,
          6.450%, 09/30/04                         1,038,501          2.54%
        Citibank Credit Card Issuance
          Trust, 4.100%, 12/07/06                  1,024,946          2.51%
        Abbott Laboratories, 5.125%, 07/01/04      1,018,741          2.49%
        Federal National Mortgage
          Association, 4.000%, 09/01/13              973,150          2.38%
        Federal Home Loan Mortgage Corp.,
          6.900%, 03/15/13                           900,282          2.20%
        Rowan Companies, Inc., 5.880%, 03/15/12      852,453          2.09%
        GE Capital Commercial Mortgage
          Corporation, 5.033%, 12/10/35              793,105          1.94%
        Federal National Mortgage Association,
          5.500%, 10/01/13                           773,920          1.89%
                                                 -----------         ------
                                                 $10,414,818         25.48%
                                                 -----------         ------
                                                 -----------         ------

      COUNTRY BOND FUND

        AVERAGE ANNUAL RETURNS  December 31, 2003

                                                                 SINCE INCEPTION
                                               1 YEAR   5 YEAR      01/02/97
                                               ------   ------   ---------------
        COUNTRY Bond Fund _
          Class Y (01/02/97)                   3.79%     6.28%        7.03%
        Merrill Lynch U.S. Domestic
          Master Bond Index(1)<F12>            4.12%     6.62%        7.45%
        Lipper Intermediate Investment
          Grade Debt Funds Average(2)<F13>     4.55%     5.82%        7.03%

        (1)<F12> The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
        (2)<F13> The Lipper Intermediate Investment Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

        TEN LARGEST HOLDINGS  December 31, 2003

                                                    VALUE      PERCENT OF FUND
                                                 -----------   ---------------
        Government National Mortgage
          Association, 5.000%, 01/15/33          $ 1,914,676          4.55%
        Government National Mortgage
          Association, 6.000%, 06/15/31            1,768,599          4.20%
        U.S. Treasury Inflation Index Note,
          1.875%, 07/15/13                         1,501,651          3.57%
        U.S. Treasury Inflation Index Note,
          3.000%, 07/15/12                         1,347,427          3.20%
        Federal National Mortgage Association,
          4.500%, 06/25/18                         1,176,941          2.80%
        Federal Home Loan Mortgage Corp.,
          4.375%, 02/04/10                         1,000,706          2.38%
        Ameritech Capital Funding Corp.,
          5.950%, 01/15/38                           938,727          2.23%
        California Infrastructure PG&E-1,
          6.420%, 09/25/08                           934,473          2.22%
        Federal Home Loan Mortgage Corp.,
          6.250%, 03/05/12                           859,168          2.04%
        Northwest Airlines Inc.,
          7.935%, 04/01/19                           684,534          1.63%
                                                 -----------         ------
                                                 $12,126,902         28.82%
                                                 -----------         ------
                                                 -----------         ------

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2003 (unaudited)

COUNTRY GROWTH FUND

                                                     SHARES           VALUE
                                                     ------           -----
COMMON STOCK -- 96.48%

CONSUMER DISCRETIONARY -- 9.32%
Gentex Corporation                                    76,000      $  3,356,160
The Home Depot, Inc.                                  47,000         1,668,030
Jones Apparel Group, Inc.                             60,000         2,113,800
Kohl's Corporation*<F14>                              33,000         1,483,020
Newell Rubbermaid Inc.                                85,000         1,935,450
Target Corporation                                    40,000         1,536,000
Time Warner Inc.*<F14>                                68,200         1,226,918
Tribune Company                                       56,000         2,889,600
                                                                  ------------
                                                                    16,208,978
                                                                  ------------

CONSUMER STAPLES -- 12.78%
Altria Group, Inc.                                    50,000         2,721,000
The Coca-Cola Company                                 52,000         2,639,000
CVS Corporation                                       59,000         2,131,080
Kimberly-Clark Corporation                            52,000         3,072,680
The Procter & Gamble Company                          45,000         4,494,600
Sara Lee Corporation                                  77,300         1,678,183
Unilever NV -- NYS                                    31,300         2,031,370
Wal-Mart Stores, Inc.                                 65,000         3,448,250
                                                                  ------------
                                                                    22,216,163
                                                                  ------------

ENERGY -- 9.58%
Apache Corporation                                    32,200         2,611,420
ChevronTexaco Corporation                             22,800         1,969,692
ConocoPhillips                                        28,000         1,835,960
Diamond Offshore Drilling, Inc.                       58,000         1,189,580
Exxon Mobil Corporation                               70,000         2,870,000
Halliburton Company                                   82,000         2,132,000
Royal Dutch Petroleum Company -- NYS                  45,000         2,357,550
Schlumberger Limited (1)<F15>                         31,100         1,701,792
                                                                  ------------
                                                                    16,667,994
                                                                  ------------

FINANCE -- 16.45%
ACE Limited (1)<F15>                                  45,000         1,863,900
The Allstate Corporation                              79,000         3,398,580
American Express Company                              43,100         2,078,713
American International Group, Inc.                    45,000         2,982,600
The Bank of New York Company, Inc.                    50,000         1,656,000
Bank One Corporation                                  49,500         2,256,705
Citigroup Inc.                                        54,000         2,621,160
Fannie Mae                                            30,000         2,251,800
MBNA Corporation                                      67,000         1,664,950
MGIC Investment Corporation                           35,500         2,021,370
Washington Mutual, Inc.                               67,500         2,708,100
Wells Fargo & Company                                 53,000         3,121,170
                                                                  ------------
                                                                    28,625,048
                                                                  ------------

HEALTH -- 12.28%
Abbott Laboratories                                   53,150         2,476,790
Baxter International Inc.                             63,600         1,941,072
Bristol-Myers Squibb Company                          58,000         1,658,800
Johnson & Johnson                                     47,400         2,448,684
McKesson Corporation                                  50,000         1,608,000
Medco Health Solutions, Inc.*<F14>                    57,700         1,961,223
MedImmune, Inc.*<F14>                                 53,000         1,346,200
Merck & Co. Inc.                                      36,600         1,690,920
Pfizer Inc.                                          125,900         4,448,047
Quest Diagnostics Incorporated                        24,500         1,791,195
                                                                  ------------
                                                                    21,370,931
                                                                  ------------

INDUSTRIAL -- 12.96%
American Power Conversion Corporation                104,000         2,542,800
Caterpillar Inc.                                      37,300         3,096,646
Emerson Electric Co.                                  54,000         3,496,500
FedEx Corp.                                           40,000         2,700,000
General Electric Company                             152,000         4,708,960
Masco Corporation                                    115,000         3,152,150
Rockwell Automation, Inc.                             80,000         2,848,000
                                                                  ------------
                                                                    22,545,056
                                                                  ------------

MATERIALS -- 3.25%
Alcoa Inc.                                            64,500         2,451,000
Newmont Mining Corporation                            66,000         3,208,260
                                                                  ------------
                                                                     5,659,260
                                                                  ------------

TECHNOLOGY -- 12.10%
Analog Devices, Inc.                                  35,200         1,606,880
Cisco Systems, Inc.*<F14>                            102,000         2,477,580
Intel Corporation                                     98,600         3,174,920
International Business Machines Corporation           21,600         2,001,888
International Rectifier Corporation*<F14>             52,600         2,598,966
Microsoft Corporation                                150,000         4,131,000
Nokia Oyj -- ADR                                      91,000         1,547,000
SunGard Data Systems Inc.*<F14>                       58,400         1,618,264
Tellabs, Inc.*<F14>                                  225,000         1,896,750
                                                                  ------------
                                                                    21,053,248
                                                                  ------------

TELECOMMUNICATIONS -- 4.21%
ALLTEL Corporation                                    39,400         1,835,252
SBC Communications Inc.                               56,000         1,459,920
UTStarcom, Inc.*<F14>                                 50,000         1,853,500
Verizon Communications Inc.                           61,900         2,171,452
                                                                  ------------
                                                                     7,320,124
                                                                  ------------

UTILITIES -- 3.55%
Calpine Corporation*<F14>                            173,000           832,130
DPL Inc.                                              70,000         1,461,600
Duke Energy Corporation                               41,400           846,630
Nicor Inc.                                            41,400         1,409,256
Progress Energy, Inc.                                 35,900         1,624,834
                                                                  ------------
                                                                     6,174,450
                                                                  ------------
TOTAL COMMON STOCK
  (cost $122,520,418)                                              167,841,252
                                                                  ------------

                                                  PRINCIPAL
                                                    AMOUNT
                                                  ---------
COMMERCIAL PAPER -- 2.30%
AMERICAN EXPRESS CREDIT CORPORATION
  1.050%, 01/05/04                                $1,500,000         1,499,825
GENERAL ELECTRIC CAPITAL CORPORATION
  1.070%, 01/12/04
  (cost $3,999,008)                                2,500,000         2,499,183
                                                                  ------------
                                                                     3,999,008
                                                                  ------------

                                                    SHARES
                                                    ------
MONEY MARKET FUNDS -- 1.17%
Federated Prime Obligations Fund --
  Institutional Shares                               208,656           208,656
Harris Insight Money Market Fund --
  Institutional Shares                                59,814            59,814
Janus Money Market Fund --
  Institutional Shares                             1,770,077         1,770,077
                                                                  ------------
TOTAL MONEY MARKET FUNDS
  (cost $2,038,547)                                                  2,038,547
                                                                  ------------
TOTAL INVESTMENTS -- 99.95%
  (cost $128,557,973)                                              173,878,807
                                                                  ------------
OTHER ASSETS LESS LIABILITIES -- 0.05%                                  86,001
                                                                  ------------
NET ASSETS -- 100.00%                                             $173,964,808
                                                                  ------------
                                                                  ------------

  *<F14>  Non-income producing.
(1)<F15>  Foreign Security.
NYS -- New York Shares.
ADR -- American Depository Receipt.

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2003 (unaudited)

COUNTRY BALANCED FUND

                                                     SHARES           VALUE
                                                     ------           -----
COMMON STOCK -- 60.98%

CONSUMER DISCRETIONARY -- 5.40%
Abercrombie & Fitch Co. -- Class A*<F16>               5,000       $   123,550
Gentex Corporation                                     5,000           220,800
The Home Depot, Inc.                                   5,300           188,097
Jones Apparel Group, Inc.                              4,900           172,627
Kohl's Corporation*<F16>                               2,700           121,338
Newell Rubbermaid Inc.                                 6,000           136,620
Target Corporation                                     4,000           153,600
Tribune Company                                        2,000           103,200
                                                                   -----------
                                                                     1,219,832
                                                                   -----------

CONSUMER STAPLES -- 6.34%
Altria Group, Inc.                                     3,500           190,470
The Coca-Cola Company                                  4,500           228,375
CVS Corporation                                        6,000           216,720
Kimberly-Clark Corporation                             4,200           248,178
The Procter & Gamble Company                           2,500           249,700
Sara Lee Corporation                                   4,000            86,840
Wal-Mart Stores, Inc.                                  4,000           212,200
                                                                   -----------
                                                                     1,432,483
                                                                   -----------

ENERGY -- 5.79%
Apache Corporation                                     2,500           202,750
ConocoPhillips                                         4,400           288,508
Diamond Offshore Drilling, Inc.                        4,800            98,448
Exxon Mobil Corporation                                5,300           217,300
Halliburton Company                                    9,000           234,000
Royal Dutch Petroleum Company -- NYS                   3,500           183,365
Schlumberger Limited (1)<F17>                          1,500            82,080
                                                                   -----------
                                                                     1,306,451
                                                                   -----------

FINANCE -- 11.75%
ACE Limited (1)<F17>                                   4,000           165,680
The Allstate Corporation                               5,000           215,100
American Express Company                               3,400           163,982
American International Group, Inc.                     4,000           265,120
Bank of America Corporation                            2,555           205,499
The Bank of New York Company, Inc.                     6,700           221,904
Bank One Corporation                                   3,500           159,565
Citigroup Inc.                                         6,093           295,754
Fannie Mae                                             3,350           251,451
MBNA Corporation                                       7,000           173,950
Washington Mutual, Inc.                                6,000           240,720
Wells Fargo & Company                                  5,000           294,450
                                                                   -----------
                                                                     2,653,175
                                                                   -----------

HEALTH -- 8.63%
Abbott Laboratories                                    5,200           242,320
Baxter International Inc.                              4,300           131,236
Bristol-Myers Squibb Company                           5,900           168,740
Johnson & Johnson                                      4,500           232,470
McKesson Corporation                                   4,800           154,368
Medco Health Solutions, Inc.*<F16>                     6,000           203,940
MedImmune, Inc.*<F16>                                  4,500           114,300
Merck & Co. Inc.                                       4,500           207,900
Pfizer Inc.                                            9,000           317,970
Quest Diagnostics Incorporated                         2,400           175,464
                                                                   -----------
                                                                     1,948,708
                                                                   -----------

INDUSTRIAL -- 6.45%
American Power Conversion Corporation                  8,000           195,600
Caterpillar Inc.                                       2,200           182,644
Emerson Electric Co.                                   2,800           181,300
FedEx Corp.                                            1,800           121,500
General Electric Company                              13,000           402,740
Masco Corporation                                      7,100           194,611
Rockwell Automation, Inc.                              5,000           178,000
                                                                   -----------
                                                                     1,456,395
                                                                   -----------

MATERIALS -- 2.25%
Alcoa Inc.                                             7,000           266,000
Newmont Mining Corporation                             5,000           243,050
                                                                   -----------
                                                                       509,050
                                                                   -----------

TECHNOLOGY -- 8.53%
Cisco Systems, Inc.*<F16>                             11,800           286,622
Intel Corporation                                      8,000           257,600
International Business Machines Corporation            2,400           222,432
International Rectifier Corporation*<F16>              5,000           247,050
Microsoft Corporation                                 13,500           371,790
Nokia Oyj -- ADR                                       9,000           153,000
SunGard Data Systems Inc.*<F16>                        7,000           193,970
Tellabs, Inc.*<F16>                                   23,000           193,890
                                                                   -----------
                                                                     1,926,354
                                                                   -----------

TELECOMMUNICATIONS -- 3.10%
ALLTEL Corporation                                     4,000           186,320
BellSouth Corporation                                  3,000            84,900
SBC Communications Inc.                                4,194           109,338
UTStarcom, Inc.*<F16>                                  4,500           166,815
Verizon Communications Inc.                            4,322           151,616
                                                                   -----------
                                                                       698,989
                                                                   -----------

UTILITIES -- 2.74%
Calpine Corporation*<F16>                             27,000           129,870
Duke Energy Corporation                               10,100           206,545
Nicor Inc.                                             3,500           119,140
Progress Energy, Inc.                                  3,600           162,936
                                                                   -----------
                                                                       618,491
                                                                   -----------
TOTAL COMMON STOCK
  (cost $10,533,999)                                                13,769,928
                                                                   -----------

                                                   PRINCIPAL
                                                    AMOUNT
                                                   ---------
BONDS AND NOTES -- 29.83%

ASSET BACKED -- 4.53%
Banc One Home Equity Trust
  7.310%, 06/25/29                                  $162,057           166,238
Chemical Master Credit Card Trust 1
  5.980%, 09/15/08                                   200,000           212,690
CPL Transition Funding, LLC
  3.540%, 01/15/07                                   181,320           183,621
Federal Home Loan Mortgage Corp.
  6.400%, 09/25/28                                   250,000           262,967
Green Tree Financial Corporation
  6.870%, 01/15/29                                    68,105            70,360
Sears Credit Account Master Trust
  5.650%, 03/17/09                                   125,000           128,344
                                                                   -----------
                                                                     1,024,220
                                                                   -----------

AUTO -- 0.52%
General Motors Acceptance Corp.
  8.875%, 06/01/10                                   100,000           117,217
                                                                   -----------

BANKING -- 1.06%
Citicorp
  7.200%, 06/15/07                                   100,000           113,995
Inter-American Development Bank
  8.875%, 06/01/09                                   100,000           124,902
                                                                   -----------
                                                                       238,897
                                                                   -----------

FINANCE -- 0.60%
General Electric Capital Corporation
  3.000%, 06/27/18                                   150,000           135,354
                                                                   -----------

FOOD & BEVERAGE -- 1.28%
Coca-Cola Enterprises, Inc.
  7.000%, 10/01/26                                   250,000           288,381
                                                                   -----------

MANUFACTURING -- 0.45%
General Electric Company
  5.000%, 02/01/13                                   100,000           101,317
                                                                   -----------

MORTGAGE BACKED -- 6.76%
Federal Home Loan Mortgage Corp.:
  10.150%, 04/15/06                                      101               101
  6.000%, 12/15/08                                   152,171           159,349
Federal National Mortgage Association:
  4.500%, 06/25/18                                   200,000           188,311
  5.500%, 02/01/33                                   166,289           168,646
Government National Mortgage Association:
  9.500%, 06/15/09                                     1,717             1,900
  9.500%, 08/15/09                                       702               777
  4.500%, 05/20/14                                    92,998            92,777
  9.000%, 07/15/16                                     8,643             9,674
  6.500%, 07/15/29                                    60,608            64,004
  6.000%, 06/15/31                                   212,472           221,102
  6.000%, 02/15/32                                   148,246           154,321
Morgan Stanley Dean Witter Capital I
  5.740%, 12/15/35                                   200,000           214,135
Wachovia Bank Commercial Mortgage Trust
  4.445%, 11/15/35                                   250,000           250,625
                                                                   -----------
                                                                     1,525,722
                                                                   -----------

TELEPHONE UTILITY -- 0.97%
BellSouth Capital Funding Corp.
  6.040%, 11/15/26                                   200,000           218,393
                                                                   -----------

TRANSPORTATION -- 1.00%
Norfolk Southern Corp.
  7.050%, 05/01/37                                   200,000           225,292
                                                                   -----------

U.S. GOVERNMENT AGENCIES -- 6.35%
Federal Home Loan Bank:
  3.650%, 06/10/10                                   250,000           244,452
  4.000%, 07/02/15 (3)<F19>                          200,000           191,444
  4.250%, 06/26/18 (3)<F19>                          100,000            95,395
  4.250%, 07/23/18 (3)<F19>                          200,000           187,244
Federal Home Loan Mortgage Corp.:
  4.375%, 02/04/10                                   200,000           200,141
  6.250%, 03/05/12                                   300,000           322,188
New Valley Generation IV
  4.687%, 01/15/22                                   200,000           193,000
                                                                   -----------
                                                                     1,433,864
                                                                   -----------

U.S. GOVERNMENT OBLIGATIONS -- 5.82%
U.S. Treasury Bond
  7.500%, 11/15/16                                   100,000           127,344
U.S. Treasury Note:
  6.875%, 05/15/06                                   200,000           222,399
  2.625%, 05/15/08                                   100,000            98,527
  3.375%, 01/15/12 (2)<F18>                          104,266           116,705
  3.000%, 07/15/12 (2)<F18>                          102,970           112,286
  3.625%, 05/15/13                                   350,000           336,533
  1.875%, 07/15/13 (2)<F18>                          302,319           300,241
                                                                   -----------
                                                                     1,314,035
                                                                   -----------

UTILITIES -- 0.49%
Consolidated Natural Gas Company
  6.875%. 10/15/26                                   100,000           110,590
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $6,509,773)                                                  6,733,282
                                                                   -----------

COMMERCIAL PAPER -- 3.32%
American Express Credit Corporation
  1.050%, 01/05/04                                   750,000           749,912
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (cost $749,912)                                                      749,912
                                                                   -----------

                                                    SHARES
                                                    ------
MONEY MARKET FUNDS -- 5.19%
Federated Prime Obligations Fund --
  Institutional Shares                               682,173           682,173
Janus Money Market Fund --
  Institutional Shares                               492,200           492,200
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $1,174,373)                                                  1,174,373
                                                                   -----------
TOTAL INVESTMENTS -- 99.32%
(cost $18,968,057)                                                  22,427,495
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 0.68%                                 152,461
                                                                   -----------
NET ASSETS -- 100.00%                                              $22,579,956
                                                                   -----------
                                                                   -----------

  *<F16>   Non-income producing.
(1)<F17>   Foreign Security.
(2)<F18>   United States Treasury Inflation Index Note.
(3)<F19> Variable rate security. The rate shown is in effect on December 31, 2003.
NYS -- New York Shares.
ADR -- American Depository Receipt.

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2003 (unaudited)

COUNTRY TAX EXEMPT BOND FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
                                                  ---------           -----
MUNICIPAL BONDS
  (TAX EXEMPT) -- 97.18%

ALABAMA -- 1.83%
Alabama State Public School
  and College Authority
  5.000%, 02/01/08                                  $250,000       $   276,447
                                                                   -----------

ARIZONA -- 7.42%
Maricopa County, School District #3
  Tempe Elementary Arizona Unlimited
  General Obligation
  5.000%,  07/01/12                                  500,000           563,345
Maricopa County, School District #93
  Cave Creek Arizona Unlimited
  General Obligation
  6.400%,  07/01/06                                  500,000           556,695
                                                                   -----------
                                                                     1,120,040
                                                                   -----------

ARKANSAS -- 1.76%
Little Rock, Arkansas Waste
  Disposal Revenue Bond
  4.000%, 05/01/07                                   250,000           266,557
                                                                   -----------

CALIFORNIA -- 2.05%
City of Fresno, California Sewer System
  Revenue Bond
  6.250%, 09/01/14                                   250,000           309,112
                                                                   -----------

COLORADO -- 9.86%
Arapahoe County, School District #5
  Cherry Creek Colorado Unlimited
  General Obligation
  5.500%, 12/15/09                                   500,000           577,190
Colorado Springs, Colorado Utilities
  Revenue Bonds:
  5.250%, 11/15/08                                   400,000           452,112
  5.250%, 11/15/09                                   400,000           455,848
                                                                   -----------
                                                                     1,485,150
                                                                   -----------

FLORIDA -- 7.36%
Broward County, Florida,  Resource
  Recovery Revenue Bond
  5.375%, 12/01/10                                   750,000           831,330
Seacoast, Florida Utilities Authority Water
  and Sewer Utility Revenue Bond
  5.000%, 03/01/08                                   250,000           277,495
                                                                   -----------
                                                                     1,108,825
                                                                   -----------

GEORGIA -- 4.16%
Atlanta, Georgia Airport Revenue Bond,
  Series A
  5.750%, 01/01/11                                   250,000           286,987
Dekalb County, Georgia Unlimited
  General Obligation
  5.000%, 12/01/11                                   300,000           340,479
                                                                   -----------
                                                                       627,466
                                                                   -----------

ILLINOIS -- 4.97%
Northwest Suburban Municipal Joint Action
  Water Agency Illinois Contract Revenue Bond
  6.450%, 05/01/07                                   400,000           455,332
Regional Transportation Authority Illinois
  Limited General Obligation
  5.750%, 06/01/11                                   250,000           292,938
                                                                   -----------
                                                                       748,270
                                                                   -----------

INDIANA -- 3.86%
Indiana University Trustee Revenue Bond,
  Student Fees
  5.700%, 08/01/10                                   550,000           580,987
                                                                   -----------

MARYLAND -- 3.72%
Maryland State Unlimited General Obligation
  5.500%, 08/01/07                                   500,000           560,860
                                                                   -----------

MASSACHUSETTS -- 0.74%
Massachusetts State Grant Anticipation
  Notes Revenue Bond, Series B
  5.000%, 12/15/08                                   100,000           111,682
                                                                   -----------

MICHIGAN -- 6.48%
Michigan Municipal Board Authority
  Revenue Bond
  5.500%, 10/01/05                                   500,000           535,890
Michigan State Hospital Financing Authority
  Ascension Health Credit Revenue Bond
  Series A
  5.500%, 11/15/06                                   400,000           440,528
                                                                   -----------
                                                                       976,418
                                                                   -----------

MISSISSIPPI -- 5.02%
Mississippi State Highway, Series #39
  Revenue Bond
  5.250%, 06/01/08                                   675,000           757,107
                                                                   -----------

MISSOURI -- 6.88%
Cape Girardeau, Missouri Waterworks
  System Revenue Bond
  7.450%, 03/01/05                                   355,000           369,807
Missouri State Environmental Improvement
  & Energy Resource Authority Pollution
  Control Revenue Bond
  5.250%, 12/01/09                                   250,000           274,858
Missouri State Health and Educational
  Facilities Revenue Bond
  6.000 %, 05/15/07                                  350,000           391,549
                                                                   -----------
                                                                     1,036,214
                                                                   -----------

NEW JERSEY -- 1.83%
Essex County, New Jersey Unlimited
  General Obligation
  5.000%, 08/01/07                                   250,000           275,333
                                                                   -----------

NEW YORK -- 1.84%
New York City Industrial Development
  Agency Civic Facility Revenue Bond
  5.000%, 11/15/07                                   250,000           276,823
                                                                   -----------

NORTH CAROLINA -- 6.89%
Greensboro, North Carolina
  Unlimited General Obligation
  4.000%, 05/01/08                                   700,000           750,743
North Carolina Eastern Municipal Power
  Agency System Revenue
  7.000%, 01/01/08                                   250,000           287,480
                                                                   -----------
                                                                     1,038,223
                                                                   -----------

TEXAS -- 7.03%
Alvarado, Texas Independent School District
  Unlimited General Obligation
  6.800%, 02/15/10                                   420,000           510,392
United Independent School District, Texas
  Unlimited General Obligation
  6.700%, 08/15/08                                   465,000           549,532
                                                                   -----------
                                                                     1,059,924
                                                                   -----------

UTAH -- 3.82%
Iron County, Utah School District
  Unlimited General Obligation
  5.500%, 01/15/10                                   500,000           573,355
                                                                   -----------

WASHINGTON -- 2.55%
Washington State Public Power Supply
  Systems Nuclear Project #2 Revenue Bond
  Series A
  5.750%, 07/01/09                                   335,000           384,315
                                                                   -----------

WISCONSIN -- 7.11%
Milwaukee, Wisconsin Unlimited
  General Obligation
  5.000%, 12/15/07                                   500,000           554,335
Wisconsin Housing and Economic
  Development Authority  Revenue Bond
  4.350%, 11/01/09                                   484,614           517,631
                                                                   -----------
                                                                     1,071,966
                                                                   -----------
TOTAL MUNICIPAL BONDS
  (cost $13,733,351)                                                14,645,074
                                                                   -----------

                                                    SHARES
                                                    ------
TAX EXEMPT MONEY MARKET FUNDS -- 1.71%
Vanguard Tax-Exempt Money Market Fund                255,811           255,811
                                                                   -----------
TOTAL TAX EXEMPT MONEY MARKET FUNDS
  (cost $255,811)                                                      255,811
                                                                   -----------
TOTAL INVESTMENTS -- 98.89%
  (cost $13,989,162)                                                14,900,885
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 1.11%                                 167,284
                                                                   -----------
NET ASSETS -- 100.00%                                              $15,068,169
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2003 (unaudited)

COUNTRY SHORT-TERM BOND FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
                                                  ---------           -----
BONDS AND NOTES -- 82.73%

ASSET BACKED -- 12.67%
Americredit Automobile Receivables Trust
  3.480%, 05/06/10                                $  500,000       $   509,824
Atlantic City Electric Transition Funding, LLC
  2.890%, 07/20/10                                   520,219           524,851
Banc One Home Equity Trust
  7.310%, 06/25/29                                   405,142           415,596
Centerpoint Energy Transition Bond Company
  3.840%, 09/15/07                                   723,234           739,139
CIT Equipment Collateral
  4.030%, 01/20/06                                   404,933           411,161
Citibank Credit Card Issuance Trust
  4.100%, 12/07/06                                 1,000,000         1,024,946
CPL Transition Funding, LLC
  3.540%, 01/15/07                                   302,200           306,036
Ford Credit Auto Owner Trust
  3.620%, 01/15/06                                   573,651           579,478
Honda Auto Receivables Owner Trust
  3.500%, 10/17/05                                   152,701           154,034
Toyota Auto Receivables Owner Trust
  4.000%, 07/15/08                                   500,000           512,977
                                                                   -----------
                                                                     5,178,042
                                                                   -----------

CORPORATE BONDS -- 24.60%
Abbott Laboratories
  5.125%, 07/01/04                                 1,000,000         1,018,741
American Honda Finance Corporation
  2.875%, 04/03/06 (Cost $500,000,
  Acquired 03/21/2003) (1)<F20>                      500,000           507,947
Ameritech Capital Funding
  5.950%, 01/15/38                                   550,000           573,667
Baltimore Gas and Electric Company
  6.730%, 06/12/12                                   300,000           333,755
Bank One Corporation
  1.370%, 02/27/06 (2)<F21>                          500,000           501,777
Carolina Power & Light
  7.875%, 04/15/04                                   500,000           509,035
Caterpillar Financial Services Corporation
  4.750%, 05/15/06                                   400,000           414,596
Central Telephone Company
  7.040%, 09/21/07                                   500,000           555,230
Citigroup Inc.
  5.700%, 02/06/04                                   700,000           699,146
Consolidated Natural Gas Company
  6.875%, 10/15/26                                   300,000           331,769
Eaton Corporation
  6.500%, 06/01/25                                   120,000           129,258
Ford Motor Credit Company
  7.500%, 06/15/04                                   500,000           511,192
Gannett Co., Inc.
  4.950%, 04/01/05                                   500,000           520,032
General Electric Capital Corporation
  5.375%, 04/23/04                                   650,000           658,135
General Motors Acceptance Corporation
  6.380%, 01/30/04                                   500,000           500,478
Merrill Lynch & Co., Inc.
  4.540%, 03/08/05                                   500,000           517,369
Rowan Companies, Inc.
  5.880%, 03/15/12                                   771,000           852,453
USAA Capital Corporation
  3.130%, 12/15/05 (Cost $400,000,
  Acquired 12/05/2002) (1)<F20>                      400,000           408,608
Walt Disney Company
  4.500%, 09/15/04                                   500,000           510,936
                                                                   -----------
                                                                    10,054,124
                                                                   -----------

MORTGAGE BACKED -- 36.36%
Banc of America Commercial Mortgage Inc.
  4.334%, 06/11/35                                   278,342           286,752
Chase Mortgage Finance Corporation
  6.750%, 08/25/28                                   551,148           556,999
Federal Home Loan Mortgage Corp.:
  5.500%, 12/15/05                                   257,750           267,007
  5.500%, 03/01/09                                   306,199           315,201
  4.500%, 12/15/10                                     3,182             3,182
  6.000%, 11/15/11                                   446,733           466,605
  6.900%, 03/15/13                                   863,524           900,282
  4.500%, 05/01/13                                 1,328,926         1,353,702
  4.500%, 06/01/13                                   376,302           383,216
  5.500%, 10/01/14                                   325,841           339,528
  6.500%, 03/01/15                                   332,928           352,812
Federal National Mortgage Association:
  6.500%, 08/01/04                                    38,123            38,947
  6.500%, 03/01/08                                   287,265           304,431
  5.000%, 03/01/10                                   386,066           396,485
  5.000%, 06/25/11                                   303,257           307,071
  5.000%, 03/01/13                                   404,922           418,383
  4.500%, 04/01/13                                   425,528           434,012
  5.000%, 04/01/13                                   353,033           364,769
  5.000%, 05/01/13                                   429,273           443,544
  5.500%, 06/01/13                                   325,475           343,152
  4.000%, 09/01/13                                   965,769           973,150
  4.500%, 09/01/13                                   480,676           490,259
  5.500%, 10/01/13                                   734,054           773,920
  3.500%, 02/25/15                                   461,380           463,338
  6.500%, 05/01/19                                   332,469           348,919
First Nationwide Trust
  6.750%, 10/21/31                                   650,873           662,586
First Union National Bank
  Commercial Mortgage
  5.196%, 08/15/33                                   620,588           647,051
GE Capital Commercial
  Mortgage Corporation
  5.033%, 12/10/35                                   758,160           793,105
Salomon Brothers Mortgage Securities VII
  3.222%, 03/18/36                                   412,954           418,389
Small Business Administration
  Participation Certificates
  3.530%, 05/01/13                                   550,086           544,597
Wachovia Bank Commercial Mortgage Trust
  3.003%, 04/15/35                                   466,256           467,304
                                                                   -----------
                                                                    14,858,698
                                                                   -----------

U.S. GOVERNMENT AGENCIES -- 9.10%
Federal Home Loan Bank:
  3.500%, 04/22/08                                   500,000           498,250
  3.375%, 07/21/08                                   500,000           497,873
Private Export Funding:
  6.450%, 09/30/04                                 1,000,000         1,038,501
  7.650%, 05/15/06                                 1,500,000         1,686,018
                                                                   -----------
                                                                     3,720,642
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $33,227,374)                                                33,811,506
                                                                   -----------

COMMERCIAL PAPER -- 11.04%
American Express Credit Corporation
  1.050%, 01/05/04                                 1,000,000           999,883
General Electric Capital Corporation
  1.070%, 01/12/04                                 1,000,000           999,673
Household Finance Corporation
  1.080%, 01/07/04                                 1,013,000         1,012,818
Toyota Credit Corporation
  1.020%, 01/06/04                                 1,500,000         1,499,787
                                                                   -----------
  (cost $4,512,161)                                                  4,512,161
                                                                   -----------

                                                    SHARES
                                                    ------
MONEY MARKET FUNDS -- 5.21%
Federated Prime Obligations Fund --
  Institutional Shares                               864,638           864,638
Janus Institutional Money Market Fund --
  Institutional Shares                             1,262,848         1,262,848
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $2,127,486)                                                  2,127,486
                                                                   -----------
TOTAL INVESTMENTS -- 98.98%
  (cost $39,867,021)                                                40,451,153
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 1.02%                                 417,009
                                                                   -----------
NET ASSETS -- 100.00%                                              $40,868,162
                                                                   -----------
                                                                   -----------

(1)<F20>  Restricted under Rule 144A of the Securities Act of 1933.
(2)<F21> Variable rate security. The rate shown is in effect on December 31, 2003.

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2003 (unaudited)

COUNTRY BOND FUND

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
                                                  ---------           -----
BONDS AND NOTES -- 87.42%

ASSET BACKED -- 4.33%
California Infrastructure PG & E - 1
  6.420%, 09/25/08                                $  878,060       $   934,473
Federal Home Loan Mortgage Corp.
  6.400%, 09/25/28                                   500,000           525,933
Green Tree Financial Corporation
  6.870%, 01/15/29                                   136,209           140,720
Sears Credit Account Master Trust
  5.650%, 03/17/09                                   218,750           224,602
                                                                   -----------
                                                                     1,825,728
                                                                   -----------

CORPORATE BOND -- 31.09%
American General Finance Corporation
  5.750%, 03/15/07                                   400,000           435,393
Ameritech Capital Funding  Corp.
  5.950%, 01/15/38                                   900,000           938,727
ASIF Global Financing XIX
  4.900%, 01/17/13 (Cost $249,218,
  Acquired 01/10/2003) (1)<F22>                      250,000           248,917
Baltimore Gas and Electric Company
  6.730%, 06/12/12                                   350,000           389,381
Bank of America Corporation
  6.975%, 03/07/37                                   250,000           292,015
Bank One Corporation
  1.370%, 02/27/06 (3)<F24>                          500,000           501,777
Canadian National Railway Company
  6.450%, 07/15/06                                   400,000           433,567
Central Illinois Public Service Co.
  7.610%, 06/01/17                                   300,000           334,610
Citicorp
  7.200%, 06/15/07                                   250,000           284,988
CSX Corporation
  6.420%, 06/15/10                                   250,000           282,661
CSX Transportation, Inc.
  6.500%, 04/15/14                                   600,000           674,914
Daimler-Chrysler NA Holding Co.
  4.750%, 01/15/08                                   250,000           256,017
Delphi Auto Systems Corp.
  6.125%, 05/01/04                                   500,000           507,350
Delta Air Lines, Inc.
  6.417%, 07/02/12                                   200,000           214,496
  6.718%, 01/02/23                                   188,644           201,985
FedEx Corp.
  6.720%, 01/15/22                                   355,320           396,724
Florida Power Corporation
  4.800%, 03/01/13                                   300,000           298,555
Ford Motor Credit Company
  7.200%, 06/15/07                                   300,000           325,957
General Electric Company
  5.000%, 02/01/13                                   300,000           303,950
General Electric Capital Corporation
  6.500%, 11/01/06                                   300,000           332,115
General Motors Acceptance Corporation
  6.750%, 01/15/06                                   500,000           537,030
GTE Corporation
  6.360%, 04/15/06                                   400,000           433,541
GTE South, Inc.
  6.125%, 06/15/07                                   200,000           217,958
Halliburton Company
  6.750%, 02/01/27                                   100,000           112,679
Ingersoll-Rand Company
  6.015%, 02/15/28                                   400,000           439,876
Madison Gas & Electric Co.
  6.020%, 09/15/08                                   300,000           326,272
Norfolk Southern Corporation
  7.050%, 05/01/37                                   350,000           394,261
Northwest Airlines Inc.
  7.935%, 04/01/19                                   628,255           684,534
Oklahoma Gas & Electric Co.
  6.650%, 07/15/27                                   250,000           281,281
Progress Energy, Inc.
  7.100%, 03/01/11                                   200,000           225,710
  6.850%, 04/15/12                                   100,000           111,662
Suntrust Capital II
  7.900%, 06/15/27                                   200,000           228,114
Union Pacific Railroad Company
  6.630%, 01/27/22                                   400,000           452,202
Wachovia Corporation
  6.605%, 10/01/25                                   600,000           661,274
Wisconsin Bell
  6.350%, 12/01/26                                   300,000           330,144
                                                                   -----------
                                                                    13,090,637
                                                                   -----------

FOREIGN GOVERNMENT -- 1.03%
Province of Ontario
  5.500%, 10/01/08 (4)<F25>                          400,000           435,069
                                                                   -----------

MORTGAGE BACKED -- 30.33%
Federal Home Loan Mortgage Corp.:
  7.000%, 03/01/12                                   446,907           476,833
  6.500%, 03/01/15                                   332,928           352,812
  6.500%, 10/01/29                                   610,027           640,065
Federal National Mortgage Association:
  4.500%, 06/25/18                                 1,250,000         1,176,941
  5.000%, 09/25/22                                   700,000           678,325
  6.500%, 09/25/22                                    55,791            56,333
  5.500%, 02/01/33                                   415,722           421,615
Government National Mortgage Association:
  4.500%, 05/20/14                                   371,991           371,109
  6.500%, 04/15/26                                   368,521           389,891
  8.000%, 07/15/26                                   225,197           245,938
  6.500%, 07/15/29                                   343,659           362,914
  7.500%, 11/15/29                                   345,796           371,468
  6.000%, 06/15/31                                 1,699,566         1,768,599
  6.000%, 02/15/32                                   345,907           360,083
  5.000%, 01/15/33                                 1,929,024         1,914,676
  4.920%, 05/16/34                                   600,000           593,572
Heller Financial Commercial Mortgage
  7.750%, 01/17/34                                   400,000           471,434
J.P. Morgan Commercial
  Mortgage Finance Corp.:
  7.088%, 09/15/29                                   556,000           621,463
  5.050%, 12/12/34                                   300,000           306,332
Merrill Lynch Mortgage Investors, Inc.
  7.370%, 11/15/31                                   244,019           253,932
Morgan Stanley Capital I
  6.760%, 03/15/32                                   238,730           258,159
Small Business Administration
  Participation Certificates
  4.640%, 05/01/23                                   688,065           677,523
                                                                   -----------
                                                                    12,770,017
                                                                   -----------

MUNICIPAL -- 1.44%
Kentucky State Property & Buildings
  Community Revenue Bond
  5.100%, 10/01/15                                   500,000           495,170
Wisconsin State Unlimited General Obligation
  6.550%, 11/01/05                                   105,000           112,452
                                                                   -----------
                                                                       607,622
                                                                   -----------
U.S. GOVERNMENT AGENCIES -- 11.22%
Federal Farm Credit Bank
  6.690%, 09/08/10                                   500,000           574,180
Federal Home Loan Bank:
  3.000%, 07/09/13 (3)<F24>                          250,000           237,396
  4.000%, 07/02/15 (3)<F24>                          700,000           670,053
  4.250%, 06/26/18                                   500,000           476,974
Federal Home Loan Mortgage Corp.:
  4.375%, 02/04/10                                 1,000,000         1,000,706
  6.250%, 03/05/12                                   800,000           859,168
Federal National Mortgage Association
  4.750%, 02/21/13                                   300,000           295,897
New Valley Generation IV
  4.687%, 01/15/22                                   350,000           337,750
Private Export Funding
  5.685%, 05/15/12                                   250,000           270,529
                                                                   -----------
                                                                     4,722,653
                                                                   -----------

U.S. GOVERNMENT OBLIGATIONS -- 7.98%
U.S. Treasury Bond
  7.500%, 11/15/16                                   400,000           509,375
U.S. Treasury Note:
  3.000%, 07/15/12 (2)<F23>                        1,235,640         1,347,427
  1.875%, 07/15/13 (2)<F23>                        1,512,045         1,501,651
                                                                   -----------
                                                                     3,358,453
                                                                   -----------
TOTAL BONDS AND NOTES
(cost $35,100,875)                                                  36,810,179
                                                                   -----------

COMMERCIAL PAPER -- 6.65%
American Express Credit Corporation
  1.050%, 01/05/04                                 1,500,000         1,499,825
General Electric Capital Corporation
  1.070%, 01/12/04                                 1,300,000         1,299,575
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (cost $2,799,400)                                                  2,799,400
                                                                   -----------

                                                    SHARES
                                                    ------
MONEY MARKET FUNDS -- 5.08%
Federated Prime Obligations Fund --
  Institutional Shares                             1,391,844         1,391,844
Janus Institutional Money Market Fund --
  Institutional Shares                               746,893           746,893
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $2,138,737)                                                  2,138,737
                                                                   -----------
TOTAL INVESTMENTS -- 99.15%
  (cost $40,039,012)                                                41,748,316
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 0.85%                                 356,542
                                                                   -----------
NET ASSETS -- 100.00%                                              $42,104,858
                                                                   -----------
                                                                   -----------

(1)<F22>  Restricted under Rule 144A of the Securities Act of 1933.
(2)<F23>  United States Treasury Inflation Index Note.
(3)<F24> Variable rate security. The rate shown is in effect on December 31, 2003.
(4)<F25>  Foreign Security.

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES December 31, 2003 (unaudited)

                                                  COUNTRY           COUNTRY          COUNTRY           COUNTRY          COUNTRY
                                                   GROWTH          BALANCED         TAX EXEMPT       SHORT-TERM           BOND
                                                    FUND             FUND           BOND FUND         BOND FUND           FUND
                                                  -------          --------         ----------       ----------         -------

ASSETS:
   Investments in securities:
       At cost                                  $128,557,973      $18,968,057       $13,989,162      $39,867,021       $40,039,012
                                                ------------      -----------       -----------      -----------       -----------
                                                ------------      -----------       -----------      -----------       -----------
       At value                                 $173,878,807      $22,427,495       $14,900,885      $40,451,153       $41,748,316
   Cash                                                  570              296                --          164,000                --
   Receivable for investments sold                        --           97,223                --               --                --
   Receivable for capital stock sold                      --               --                --           31,707                --
   Dividends receivable                              265,176           21,197                --               --                --
   Interest receivable                                 1,861           62,351           189,144          283,061           410,403
   Deposit at Distributor                             13,134            1,481             2,995            2,529             1,757
   Prepaid expenses and other assets                  24,652            6,091             5,087            8,793             9,693
                                                ------------      -----------       -----------      -----------       -----------
       Total assets                              174,184,200       22,616,134        15,098,111       40,941,243        42,170,169
                                                ------------      -----------       -----------      -----------       -----------

LIABILITIES:
   Payable for capital stock redeemed                     --               --                --           24,974                --
   Payable to Advisor                                108,119           14,141            10,580           14,234            13,807
   Accrued expenses and other liabilities            111,273           22,037            19,362           33,873            51,504
                                                ------------      -----------       -----------      -----------       -----------
       Total liabilities                             219,392           36,178            29,942           73,081            65,311
                                                ------------      -----------       -----------      -----------       -----------
NET ASSETS                                      $173,964,808      $22,579,956       $15,068,169      $40,868,162       $42,104,858
                                                ------------      -----------       -----------      -----------       -----------
                                                ------------      -----------       -----------      -----------       -----------

NET ASSETS CONSIST OF:
   Paid in capital                               131,726,449       18,997,946        14,141,598       40,308,231        40,302,507
   Undistributed net investment income               319,629               --             6,349               --            12,047
   Accumulated net realized
     gain (loss) on investments                   (3,402,104)         122,572             8,499          (24,201)           81,000
   Net unrealized appreciation
     on investment securities                     45,320,834        3,459,438           911,723          584,132         1,709,304
                                                ------------      -----------       -----------      -----------       -----------
       Total -- representing net
         assets applicable to
         outstanding capital stock              $173,964,808      $22,579,956       $15,068,169      $40,868,162       $42,104,858
                                                ------------      -----------       -----------      -----------       -----------
                                                ------------      -----------       -----------      -----------       -----------

CLASS Y:
   Net assets                                   $170,123,403      $21,074,151       $14,976,104      $39,822,917       $40,552,821
   Shares outstanding                              7,748,430        1,428,812         1,680,131        3,880,679         3,877,250
   Net asset value, redemption price
     and offering price per share               $      21.96      $     14.75       $      8.91      $     10.26       $     10.46

CLASS A:
   Net assets                                   $  3,841,405      $ 1,505,805       $    92,065      $ 1,045,245       $ 1,552,037
   Shares outstanding                                174,822          101,818            10,287          101,314           147,352
   Net asset value and redemption
     price per share                            $      21.97      $     14.79       $      8.95      $     10.32       $     10.53
   Maximum offering price per share             $      23.25      $     15.65       $      9.35      $     10.58       $     11.00

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Six Months Ended December 31, 2003 (unaudited)

                                                  COUNTRY           COUNTRY          COUNTRY           COUNTRY          COUNTRY
                                                   GROWTH          BALANCED         TAX EXEMPT       SHORT-TERM           BOND
                                                    FUND             FUND           BOND FUND         BOND FUND           FUND
                                                  -------          --------         ----------       ----------         -------

INVESTMENT INCOME:
   Dividends*<F26>                               $ 1,548,523       $  131,654        $     --         $     --        $       --
   Interest                                           43,824          176,447         299,047          843,995         1,071,536
                                                 -----------       ----------        --------         --------         ---------
       Total investment income                     1,592,347          308,101         299,047          843,995         1,071,536
                                                 -----------       ----------        --------         --------         ---------

EXPENSES:
   12b-1 fees                                         69,920               --          11,778               --                --
   Investment advisory fees (Note F)                 606,584           79,631          37,835          100,835           170,862
   Transfer agent fees                                71,278            8,967           6,246           18,364            21,336
   Professional fees                                  30,325            1,298             822            7,609            10,515
   Printing                                           33,180            4,380           2,652            7,028             8,122
   Custody fees                                       15,669            1,875           1,620            3,527             3,209
   Trustee's fees                                      2,384              509             466              466               516
   Administration fees                                87,296           10,949           7,493           22,066            24,976
   Accounting fees                                    55,725           11,568           6,832           17,929            21,133
   Insurance                                          10,868            1,335           1,018            3,000             3,524
   Registration fees                                   7,083            3,463           3,118            3,820             4,236
                                                 -----------       ----------        --------         --------         ---------
       Total expenses                                990,312          123,975          79,880          184,644           268,429
   Less: Expenses waived (Note F)                    (15,669)          (1,875)        (11,004)         (13,225)          (74,785)
                                                 -----------       ----------        --------         --------         ---------
       Net expenses                                  974,643          122,100          68,876          171,419           193,644
                                                 -----------       ----------        --------         --------         ---------
NET INVESTMENT INCOME                                617,704          186,001         230,171          672,576           877,892
                                                 -----------       ----------        --------         --------         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments                2,056,349          236,959          58,815           20,769           308,423
   Net change in unrealized
     appreciation / depreciation
     on investments                               19,881,329        1,303,745        (162,622)        (450,118)       (1,226,594)
                                                 -----------       ----------        --------         --------         ---------
   Net realized and unrealized
     gain (loss) on investments                   21,937,678        1,540,704        (103,807)        (429,349)         (918,171)
                                                 -----------       ----------        --------         --------         ---------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $22,555,382       $1,726,705        $126,364         $243,227         $ (40,279)
                                                 -----------       ----------        --------         --------         ---------
                                                 -----------       ----------        --------         --------         ---------
*<F26> Net of foreign taxes withheld of:         $    11,109       $      445        $     --         $     --         $      --
                                                 -----------       ----------        --------         --------         ---------
                                                 -----------       ----------        --------         --------         ---------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     COUNTRY GROWTH FUND               COUNTRY BALANCED FUND
                                                               -------------------------------    -------------------------------
                                                               SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                                   12/31/03         YEAR ENDED        12/31/03         YEAR ENDED
                                                                  (UNAUDITED)        06/30/03        (UNAUDITED)        06/30/03
                                                               ----------------     ----------    ----------------     ----------
OPERATIONS:
   Net investment income                                         $    617,704      $  1,145,162      $   186,001       $   349,083
   Net realized gain (loss) on investments                          2,056,349        (4,458,827)         236,959           124,159
   Net change in unrealized
     appreciation / depreciation on investments                    19,881,329         2,169,496        1,303,745           244,698
                                                                 ------------      ------------      -----------       -----------
   Net increase (decrease) in net assets
     resulting from operations                                     22,555,382        (1,144,169)       1,726,705           717,940
                                                                 ------------      ------------      -----------       -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y (NOTE B):
   Net investment income                                             (981,844)         (935,918)        (177,549)         (345,915)
   Net realized gains on investments                                       --                --          (62,271)               --
                                                                 ------------      ------------      -----------       -----------
   Total distributions -- Class Y                                    (981,844)         (935,918)        (239,820)         (345,915)
                                                                 ------------      ------------      -----------       -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A (NOTE B):
   Net investment income                                              (17,282)           (7,408)         (11,249)          (11,584)
   Net realized gains on investments                                       --                --           (4,416)               --
                                                                 ------------      ------------      -----------       -----------
   Total distributions -- Class A                                     (17,282)           (7,408)         (15,665)          (11,584)
                                                                 ------------      ------------      -----------       -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                         (526,974)       (3,425,814)         974,499          (132,041)
                                                                 ------------      ------------      -----------       -----------
   Total increase (decrease) in net assets                         21,029,282        (5,513,309)       2,445,719           228,400

NET ASSETS:
   Beginning of period                                            152,935,526       158,448,835       20,134,237        19,905,837
                                                                 ------------      ------------      -----------       -----------
   End of period*<F27>                                           $173,964,808      $152,935,526      $22,579,956       $20,134,237
                                                                 ------------      ------------      -----------       -----------
                                                                 ------------      ------------      -----------       -----------
*<F27>  Including undistributed net investment income of         $    319,629      $    701,051      $        --       $     2,680
                                                                 ------------      ------------      -----------       -----------
                                                                 ------------      ------------      -----------       -----------

                                                                 COUNTRY TAX EXEMPT BOND FUND
                                                               -------------------------------
                                                               SIX MONTHS ENDED
                                                                   12/31/03         YEAR ENDED
                                                                  (UNAUDITED)        06/30/03
                                                               ----------------     ----------
OPERATIONS:
   Net investment income                                          $   230,171       $   385,434
   Net realized gain on investments                                    58,815           112,973
   Net change in unrealized
     appreciation / depreciation on investments                      (162,622)          406,304
                                                                  -----------       -----------
   Net increase in net assets resulting from operations               126,364           904,711
                                                                  -----------       -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y (NOTE B):
   Net investment income                                             (227,958)         (385,625)
   Net realized gains on investments                                 (162,256)         (170,034)
                                                                  -----------       -----------
   Total distributions -- Class Y                                    (390,214)         (555,659)
                                                                  -----------       -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A (NOTE B):
   Net investment income                                               (1,366)           (1,511)
   Net realized gains on investments                                   (1,025)             (342)
                                                                  -----------       -----------
   Total distributions -- Class A                                      (2,391)           (1,853)
                                                                  -----------       -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                          140,180          (149,834)
                                                                  -----------       -----------
   Total increase (decrease) in net assets                           (126,061)          197,365

NET ASSETS:
   Beginning of period                                             15,194,230        14,996,865
                                                                  -----------       -----------
   End of period*<F28>                                            $15,068,169       $15,194,230
                                                                  -----------       -----------
                                                                  -----------       -----------
   *<F28>  Including undistributed net investment income of       $     6,349       $     5,502
                                                                  -----------       -----------
                                                                  -----------       -----------

                       See notes to financial statements.

                                                                 COUNTRY SHORT-TERM BOND FUND            COUNTRY BOND FUND
                                                               -------------------------------    -------------------------------
                                                               SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                                   12/31/03         YEAR ENDED        12/31/03         YEAR ENDED
                                                                  (UNAUDITED)        06/30/03        (UNAUDITED)        06/30/03
                                                               ----------------     ----------    ----------------     ----------
OPERATIONS:
   Net investment income                                          $   672,576       $ 1,211,937      $   877,892       $ 2,035,214
   Net realized gain on investments                                    20,769           128,725          308,423         1,163,116
   Net change in unrealized
     appreciation / depreciation on investments                      (450,118)          331,860       (1,226,594)        1,280,765
                                                                  -----------       -----------      -----------       -----------
   Net increase (decrease) in net assets
     resulting from operations                                        243,227         1,672,522          (40,279)        4,479,095
                                                                  -----------       -----------      -----------       -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y (NOTE B):
   Net investment income                                             (673,679)       (1,193,919)        (863,342)       (2,016,922)
   Net realized gains on investments                                 (169,655)         (245,030)      (1,322,479)          (59,562)
                                                                  -----------       -----------      -----------       -----------
   Total distributions -- Class Y                                    (843,334)       (1,438,949)      (2,185,821)       (2,076,484)
                                                                  -----------       -----------      -----------       -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A (NOTE B):
   Net investment income                                              (16,758)          (15,953)         (27,373)          (25,961)
   Net realized gains on investments                                   (4,103)           (1,347)         (36,364)             (319)
                                                                  -----------       -----------      -----------       -----------
   Total distributions -- Class A                                     (20,861)          (17,300)         (63,737)          (26,280)
                                                                  -----------       -----------      -----------       -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                          223,947         7,525,978       (4,525,873)         (746,208)
                                                                  -----------       -----------      -----------       -----------
   Total increase (decrease) in net assets                           (397,021)        7,742,251       (6,815,710)        1,630,123

NET ASSETS:
   Beginning of period                                             41,265,183        33,522,932       48,920,568        47,290,445
                                                                  -----------       -----------      -----------       -----------
   End of period*<F29>                                            $40,868,162       $41,265,183      $42,104,858       $48,920,568
                                                                  -----------       -----------      -----------       -----------
                                                                  -----------       -----------      -----------       -----------
   *<F29>  Including undistributed net investment income of       $        --       $    17,535      $    12,047       $    24,870
                                                                  -----------       -----------      -----------       -----------
                                                                  -----------       -----------      -----------       -----------

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                               COUNTRY GROWTH FUND
                                                    -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                   YEARS ENDED JUNE 30,
                                                    DECEMBER 31, 2003   -----------------------------------------------------
                                                       (UNAUDITED)      2003        2002        2001         2000        1999
                                                    -----------------   ----        ----        ----         ----        ----
CLASS Y SHARES
Net asset value, beginning of year                       $  19.24     $  19.48    $  22.58     $  27.41    $  27.24     $  23.04
                                                         --------     --------    --------     --------    --------     --------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                     0.08         0.14        0.12         0.14        0.12         0.15
   Net realized and unrealized gains (losses)                2.77        (0.26)      (3.06)       (1.08)       2.46         5.50
                                                         --------     --------    --------     --------    --------     --------
       Total from investment operations                      2.85        (0.12)      (2.94)       (0.94)       2.58         5.65
                                                         --------     --------    --------     --------    --------     --------

   LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.13)       (0.12)      (0.13)       (0.15)      (0.16)       (0.15)
   Distributions from capital gains                            --           --       (0.03)       (3.74)      (2.25)       (1.30)
                                                         --------     --------    --------     --------    --------     --------
       Total distributions                                  (0.13)       (0.12)      (0.16)       (3.89)      (2.41)       (1.45)
                                                         --------     --------    --------     --------    --------     --------
Net asset value, end of year                             $  21.96     $  19.24    $  19.48     $  22.58    $  27.41     $  27.24
                                                         --------     --------    --------     --------    --------     --------
                                                         --------     --------    --------     --------    --------     --------
TOTAL INVESTMENT RETURN                                     14.87%       -0.58%     -13.10%       -3.87%      10.29%       26.10%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                  $170,123     $150,560    $157,630     $180,856    $194,505     $182,070
   Ratio of expenses to average net assets:
       Before expense waiver                                 1.22%*<F33>  1.16%       1.06%        1.12%       1.16%        1.08%
       After expense waiver                                  1.21%*<F33>  1.14%       1.04%        1.10%       1.13%        1.04%
   Ratio of net investment income to average net assets:
       Before expense waiver                                 0.75%*<F33>  0.78%       0.54%        0.53%       0.41%        0.55%
       After expense waiver                                  0.76%*<F33>  0.80%       0.56%        0.55%       0.44%        0.59%
Portfolio turnover rate(2)<F31>                              3.98%        9.94%      17.24%       22.23%      30.82%       31.88%

                                                                                           COUNTRY GROWTH FUND
                                                                       -----------------------------------------------------------
                                                                        SIX MONTHS ENDED                     MARCH 1, 2002(1)<F30>
                                                                       DECEMBER 31, 2003       YEAR ENDED           THROUGH
                                                                          (UNAUDITED)        JUNE 30, 2003       JUNE 30, 2002
                                                                       -----------------     -------------    --------------------
CLASS A SHARES
Net asset value, beginning of period                                         $19.26              $19.47              $21.59
                                                                             ------              ------              ------

   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                       0.08(3)<F32>        0.14(3)<F32>        0.01
   Net realized and unrealized gains (losses)                                  2.76               (0.23)              (2.13)
                                                                             ------              ------              ------
       Total from investment operations                                        2.84               (0.09)              (2.12)
                                                                             ------              ------              ------

   LESS DISTRIBUTIONS
   Dividends from net investment income                                       (0.13)              (0.12)                 --
   Distributions from capital gains                                              --                  --                  --
                                                                             ------              ------              ------
       Total distributions                                                    (0.13)              (0.12)                 --
                                                                             ------              ------              ------
Net asset value, end of period                                               $21.97              $19.26              $19.47
                                                                             ------              ------              ------
                                                                             ------              ------              ------
TOTAL INVESTMENT RETURN                                                       14.80%              -0.42%              -9.82%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                                      $3,841              $2,375              $  819
   Ratio of expenses to average net assets:
       Before expense waiver                                                   1.22%*<F33>         1.16%               1.06%*<F33>
       After expense waiver                                                    1.21%*<F33>         1.14%               1.04%*<F33>
   Ratio of net investment income to average net assets:
       Before expense waiver                                                   0.75%*<F33>         0.78%               0.54%*<F33>
       After expense waiver                                                    0.76%*<F33>         0.80%               0.56%*<F33>
Portfolio turnover rate(2)<F31>                                                3.98%               9.94%              17.24%

(1)<F30>   Class A inception date.
(2)<F31>   Calculated on the basis of the Fund as a whole without
           distinguishing between the classes of shares issued.
(3)<F32> Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout the period.
  *<F33>   Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                               COUNTRY BALANCED FUND
                                                    ---------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                     YEARS ENDED JUNE 30,
                                                    DECEMBER 31, 2003   -------------------------------------------------------
                                                       (UNAUDITED)      2003        2002       2001(3)     2000(3)      1999(3)
                                                                                                <F36>       <F36>        <F36>
                                                    -----------------   ----        ----        ----         ----        ----
CLASS Y SHARES
Net asset value, beginning of year                       $  13.77     $  13.50    $  15.00     $  16.95    $  17.12     $  15.20
                                                         --------     --------    --------     --------    --------     --------

   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                     0.12         0.24        0.25         0.31        0.36         0.37
   Net realized and unrealized gains (losses)                1.03         0.28       (1.47)       (0.49)       0.96         2.04
                                                         --------     --------    --------     --------    --------     --------
       Total from investment operations                      1.15         0.52       (1.22)       (0.18)       1.32         2.41
                                                         --------     --------    --------     --------    --------     --------

   LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.13)       (0.25)      (0.24)       (0.31)      (0.36)       (0.37)
   Distributions from capital gains                         (0.04)          --       (0.04)       (1.46)      (1.13)       (0.12)
                                                         --------     --------    --------     --------    --------     --------
       Total distributions                                  (0.17)       (0.25)      (0.28)       (1.77)      (1.49)       (0.49)
                                                         --------     --------    --------     --------    --------     --------
Net asset value, end of year                             $  14.75     $  13.77    $  13.50     $  15.00    $  16.95     $  17.12
                                                         --------     --------    --------     --------    --------     --------
                                                         --------     --------    --------     --------    --------     --------
TOTAL INVESTMENT RETURN                                      8.39%        3.98%      -8.23%       -1.24%       8.14%       16.22%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                   $21,074      $19,128     $19,596      $19,929     $24,743      $23,285
   Ratio of expenses to average net assets:
       Before expense waiver                                 1.17%*<F37>  1.47%       1.41%        1.34%       1.26%        1.22%
       After expense waiver                                  1.15%*<F37>  1.45%       1.39%        1.32%       1.23%        1.16%
   Ratio of net investment income to average net assets:
       Before expense waiver                                 1.73%*<F37>  1.85%       1.72%        1.89%       2.13%        2.30%
       After expense waiver                                  1.75%*<F37>  1.87%       1.74%        1.91%       2.16%        2.36%
Portfolio turnover rate(2)<F35>                             18.50%       19.91%      16.75%       19.78%      25.85%       33.91%

                                                                                          COUNTRY BALANCED FUND
                                                                       -----------------------------------------------------------
                                                                        SIX MONTHS ENDED                     MARCH 1, 2002(1)<F34>
                                                                       DECEMBER 31, 2003       YEAR ENDED           THROUGH
                                                                          (UNAUDITED)        JUNE 30, 2003       JUNE 30, 2002
                                                                       -----------------     -------------    --------------------
CLASS A SHARES
Net asset value, beginning of period                                         $13.81              $13.54              $14.59
                                                                             ------              ------              ------

   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                       0.12                0.25                0.05
   Net realized and unrealized gains (losses)                                  1.03                0.27               (1.05)
                                                                             ------              ------              ------
       Total from investment operations                                        1.15                0.52               (1.00)
                                                                             ------              ------              ------

   LESS DISTRIBUTIONS
   Dividends from net investment income                                       (0.13)              (0.25)              (0.05)
   Distributions from capital gains                                           (0.04)                 --                  --
                                                                             ------              ------              ------
       Total distributions                                                    (0.17)              (0.25)              (0.05)
                                                                             ------              ------              ------
Net asset value, end of period                                               $14.79              $13.81              $13.54
                                                                             ------              ------              ------
                                                                             ------              ------              ------
TOTAL INVESTMENT RETURN                                                        8.37%               3.97%              -6.84%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                                      $1,506              $1,006              $  310
   Ratio of expenses to average net assets:
       Before expense waiver                                                   1.17%*<F37>         1.47%               1.41%*<F37>
       After expense waiver                                                    1.15%*<F37>         1.45%               1.39%*<F37>
   Ratio of net investment income to average net assets:
       Before expense waiver                                                   1.73%*<F37>         1.85%               1.72%*<F37>
       After expense waiver                                                    1.75%*<F37>         1.87%               1.74%*<F37>
Portfolio turnover rate(2)<F35>                                               18.50%              19.91%              16.75%

(1)<F34>   Class A inception date.
(2)<F35>   Calculated on the basis of the Fund as a whole without
           distinguishing between the classes of shares issued.
(3)<F36> Prior to October 31, 2001, the COUNTRY Balanced Fund was known as the COUNTRY Asset Allocation Fund.
  *<F37>   Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                            COUNTRY TAX EXEMPT BOND FUND
                                                    -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                   YEARS ENDED JUNE 30,
                                                    DECEMBER 31, 2003   -----------------------------------------------------
                                                       (UNAUDITED)      2003        2002        2001         2000        1999
                                                    -----------------   ----        ----        ----         ----        ----
CLASS Y SHARES
Net asset value, beginning of year                       $  9.07       $  8.87    $  8.74      $  8.53     $  8.65      $  8.95
                                                         -------       -------    -------      -------     -------      -------

   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                    0.14          0.23       0.30         0.37        0.36         0.36
   Net realized and unrealized gains (losses)              (0.06)         0.30       0.18         0.28       (0.09)       (0.16)
                                                         -------       -------    -------      -------     -------      -------
       Total from investment operations                     0.08          0.53       0.48         0.65        0.27         0.20
                                                         -------       -------    -------      -------     -------      -------

   LESS DISTRIBUTIONS
   Dividends from net investment income                    (0.14)        (0.23)     (0.30)       (0.37)      (0.36)       (0.36)
   Distributions from capital gains                        (0.10)        (0.10)     (0.05)       (0.07)      (0.03)       (0.14)
                                                         -------       -------    -------      -------     -------      -------
       Total distributions                                 (0.24)        (0.33)     (0.35)       (0.44)      (0.39)       (0.50)
                                                         -------       -------    -------      -------     -------      -------
Net asset value, end of year                             $  8.91       $  9.07    $  8.87      $  8.74     $  8.53      $  8.65
                                                         -------       -------    -------      -------     -------      -------
                                                         -------       -------    -------      -------     -------      -------
TOTAL INVESTMENT RETURN                                     0.85%         6.07%      5.54%        7.73%       3.16%        2.14%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                  $14,976       $15,096    $14,986      $15,998     $15,678      $17,507
   Ratio of expenses to average net assets:
       Before expense waiver                                1.06%*<F40>   1.63%      1.26%        1.26%       1.17%        1.07%
       After expense waiver                                 0.91%*<F40>   1.61%      1.23%        0.85%       1.08%        1.00%
   Ratio of net investment income to average net assets:
       Before expense waiver                                2.89%*<F40>   2.50%      3.31%        3.81%       4.05%        3.83%
       After expense waiver                                 3.04%*<F40>   2.52%      3.34%        4.22%       4.14%        3.90%
Portfolio turnover rate(2)<F39>                             7.77%        12.65%     43.39%       35.37%      16.76%       39.85%

                                                                                      COUNTRY TAX EXEMPT BOND FUND
                                                                       -----------------------------------------------------------
                                                                        SIX MONTHS ENDED                     MARCH 1, 2002(1)<F38>
                                                                       DECEMBER 31, 2003       YEAR ENDED           THROUGH
                                                                          (UNAUDITED)        JUNE 30, 2003       JUNE 30, 2002
                                                                       -----------------     -------------    --------------------
CLASS A SHARES
Net asset value, beginning of period                                          $9.10               $8.90               $8.83
                                                                              -----               -----               -----

   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                       0.14                0.23                0.07
   Net realized and unrealized gains (losses)                                 (0.05)               0.30                0.07
                                                                              -----               -----               -----
       Total from investment operations                                        0.09                0.53                0.14
                                                                              -----               -----               -----

   LESS DISTRIBUTIONS
   Dividends from net investment income                                       (0.14)              (0.23)              (0.07)
   Distributions from capital gains                                           (0.10)              (0.10)                 --
                                                                              -----               -----               -----
       Total distributions                                                    (0.24)              (0.33)              (0.07)
                                                                              -----               -----               -----
Net asset value, end of period                                                $8.95               $9.10               $8.90
                                                                              -----               -----               -----
                                                                              -----               -----               -----
TOTAL INVESTMENT RETURN                                                        0.96%               6.05%               1.61%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                                         $92                 $98                 $11
   Ratio of expenses to average net assets:
       Before expense waiver                                                   1.06%*<F40>         1.63%               1.26%*<F40>
       After expense waiver                                                    0.91%*<F40>         1.61%               1.23%*<F40>
   Ratio of net investment income to average net assets:
       Before expense waiver                                                   2.89%*<F40>         2.50%               3.31%*<F40>
       After expense waiver                                                    3.04%*<F40>         2.52%               3.34%*<F40>
Portfolio turnover rate(2)<F39>                                                7.77%              12.65%              43.39%

(1)<F38>   Class A inception date.
(2)<F39>   Calculated on the basis of the Fund as a whole without
           distinguishing between the classes of shares issued.
  *<F40>   Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                            COUNTRY SHORT-TERM BOND FUND
                                                    --------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                    YEARS ENDED JUNE 30,
                                                    DECEMBER 31, 2003   ------------------------------------------------------
                                                       (UNAUDITED)      2003        2002       2001(3)     2000(3)      1999(3)
                                                                                                <F43>       <F43>        <F43>
                                                    -----------------   ----        ----        ----         ----        ----
CLASS Y SHARES
Net asset value, beginning of year                       $ 10.42       $ 10.37    $ 10.18      $  9.91     $  9.99      $ 10.11
                                                         -------       -------    -------      -------     -------      -------

   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                    0.17          0.32       0.42         0.52        0.51         0.51
   Net realized and unrealized gains (losses)              (0.11)         0.13       0.21         0.27       (0.08)       (0.09)
                                                         -------       -------    -------      -------     -------      -------
       Total from investment operations                     0.06          0.45       0.63         0.79        0.43         0.42
                                                         -------       -------    -------      -------     -------      -------

   LESS DISTRIBUTIONS
   Dividends from net investment income                    (0.18)        (0.32)     (0.42)       (0.52)      (0.51)       (0.51)
   Distributions from capital gains                        (0.04)        (0.08)     (0.02)          --          --        (0.03)
                                                         -------       -------    -------      -------     -------      -------
       Total distributions                                 (0.22)        (0.40)     (0.44)       (0.52)      (0.51)       (0.54)
                                                         -------       -------    -------      -------     -------      -------
Net asset value, end of year                             $ 10.26       $ 10.42    $ 10.37      $ 10.18     $  9.91      $  9.99
                                                         -------       -------    -------      -------     -------      -------
                                                         -------       -------    -------      -------     -------      -------
TOTAL INVESTMENT RETURN                                     0.62%         4.42%      6.37%        8.13%       4.43%        4.27%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                  $39,823       $40,345    $33,410      $28,254     $26,988      $29,738
   Ratio of expenses to average net assets:
       Before expense waiver                                0.92%*<F44>   0.96%      0.89%        0.99%       0.90%        0.90%
       After expense waiver                                 0.85%*<F44>   0.85%      0.84%        0.85%       0.84%        0.83%
   Ratio of net investment income to average net assets:
       Before expense waiver                                3.27%*<F44>   3.00%      4.04%        4.97%       5.06%        4.93%
       After expense waiver                                 3.34%*<F44>   3.11%      4.09%        5.11%       5.12%        5.00%
Portfolio turnover rate(2)<F42>                            34.20%        46.94%     74.60%       14.09%       7.95%       29.24%

                                                                                      COUNTRY SHORT-TERM BOND FUND
                                                                       -----------------------------------------------------------
                                                                        SIX MONTHS ENDED                     MARCH 1, 2002(1)<F41>
                                                                       DECEMBER 31, 2003       YEAR ENDED           THROUGH
                                                                          (UNAUDITED)        JUNE 30, 2003       JUNE 30, 2002
                                                                       -----------------     -------------    --------------------
CLASS A SHARES
Net asset value, beginning of period                                         $10.48              $10.42              $10.31
                                                                             ------              ------              ------

   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                       0.17                0.32                0.06
   Net realized and unrealized gains (losses)                                 (0.11)               0.14                0.11
                                                                             ------              ------              ------
       Total from investment operations                                        0.06                0.46                0.17
                                                                             ------              ------              ------

   LESS DISTRIBUTIONS
   Dividends from net investment income                                       (0.18)              (0.32)              (0.06)
   Distributions from capital gains                                           (0.04)              (0.08)                 --
                                                                             ------              ------              ------
       Total distributions                                                    (0.22)              (0.40)              (0.06)
                                                                             ------              ------              ------
Net asset value, end of period                                               $10.32              $10.48              $10.42
                                                                             ------              ------              ------
                                                                             ------              ------              ------
TOTAL INVESTMENT RETURN                                                        0.71%               4.50%               1.64%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                                      $1,045              $  920              $  113
   Ratio of expenses to average net assets:
       Before expense waiver                                                   0.92%*<F44>         0.96%               0.89%*<F44>
       After expense waiver                                                    0.85%*<F44>         0.85%               0.84%*<F44>
   Ratio of net investment income to average net assets:
       Before expense waiver                                                   3.27%*<F44>         3.00%               4.04%*<F44>
       After expense waiver                                                    3.34%*<F44>         3.11%               4.09%*<F44>
Portfolio turnover rate(2)<F42>                                               34.20%              46.94%              74.60%

(1)<F41>   Class A inception date.
(2)<F42>   Calculated on the basis of the Fund as a whole without
           distinguishing between the classes of shares issued.
(3)<F43> Prior to October 31, 2001, the COUNTRY Short-Term Bond Fund was known as the COUNTRY Short-Term Government Bond Fund.
  *<F44>   Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                 COUNTRY BOND FUND
                                                    --------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                    YEARS ENDED JUNE 30,
                                                    DECEMBER 31, 2003   ------------------------------------------------------
                                                       (UNAUDITED)      2003        2002       2001(3)     2000(3)      1999(3)
                                                                                                <F47>       <F47>        <F47>
                                                    -----------------   ----        ----        ----         ----        ----
CLASS Y SHARES
Net asset value, beginning of year                       $ 10.98       $ 10.46    $ 10.28      $  9.75     $ 10.01      $ 10.48
                                                         -------       -------    -------      -------     -------      -------

   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                    0.21          0.45       0.52         0.57        0.56         0.56
   Net realized and unrealized gains (losses)              (0.21)         0.53       0.30         0.53       (0.16)       (0.21)
                                                         -------       -------    -------      -------     -------      -------
       Total from investment operations                     0.00          0.98       0.82         1.10        0.40         0.35
                                                         -------       -------    -------      -------     -------      -------

   LESS DISTRIBUTIONS
   Dividends from net investment income                    (0.21)        (0.45)     (0.52)       (0.57)      (0.56)       (0.56)
   Distributions from capital gains                        (0.31)        (0.01)     (0.12)          --       (0.10)       (0.26)
                                                         -------       -------    -------      -------     -------      -------
       Total distributions                                 (0.52)        (0.46)     (0.64)       (0.57)      (0.66)       (0.82)
                                                         -------       -------    -------      -------     -------      -------
Net asset value, end of year                             $ 10.46       $ 10.98    $ 10.46      $ 10.28     $  9.75      $ 10.01
                                                         -------       -------    -------      -------     -------      -------
                                                         -------       -------    -------      -------     -------      -------
TOTAL INVESTMENT RETURN                                     0.14%         9.59%      8.15%       11.49%       4.21%        3.29%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                  $40,553       $47,784    $47,149      $43,909     $40,000      $40,734
   Ratio of expenses to average net assets:
       Before expense waiver                                1.18%*<F48>   1.12%      1.11%        1.17%       1.10%        1.09%
       After expense waiver                                 0.85%*<F48>   0.85%      0.85%        0.85%       0.85%        0.85%
   Ratio of net investment income to average net assets:
       Before expense waiver                                3.52%*<F48>   3.88%      4.67%        5.29%       5.46%        5.08%
       After expense waiver                                 3.85%*<F48>   4.15%      4.93%        5.61%       5.71%        5.32%
Portfolio turnover rate(2)<F46>                            52.46%        74.73%     37.75%       49.90%      42.62%       29.19%

                                                                                            COUNTRY BOND FUND
                                                                       -----------------------------------------------------------
                                                                        SIX MONTHS ENDED                     MARCH 1, 2002(1)<F45>
                                                                       DECEMBER 31, 2003       YEAR ENDED           THROUGH
                                                                          (UNAUDITED)        JUNE 30, 2003       JUNE 30, 2002
                                                                       -----------------     -------------    --------------------
CLASS A SHARES
Net asset value, beginning of period                                         $11.05              $10.54              $10.38
                                                                             ------              ------              ------

   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                       0.21                0.45                0.08
   Net realized and unrealized gains (losses)                                 (0.21)               0.52                0.16
                                                                             ------              ------              ------
       Total from investment operations                                        0.00                0.97                0.24
                                                                             ------              ------              ------

   LESS DISTRIBUTIONS
   Dividends from net investment income                                       (0.21)              (0.45)              (0.08)
   Distributions from capital gains                                           (0.31)              (0.01)                 --
                                                                             ------              ------              ------
       Total distributions                                                    (0.52)              (0.46)              (0.08)
                                                                             ------              ------              ------
Net asset value, end of period                                               $10.53              $11.05              $10.54
                                                                             ------              ------              ------
                                                                             ------              ------              ------
TOTAL INVESTMENT RETURN                                                        0.14%               9.42%               2.30%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                                      $1,552              $1,137              $  141
   Ratio of expenses to average net assets:
       Before expense waiver                                                   1.18%*<F48>         1.12%               1.11%*<F48>
       After expense waiver                                                    0.85%*<F48>         0.85%               0.85%*<F48>
   Ratio of net investment income to average net assets:
       Before expense waiver                                                   3.52%*<F48>         3.88%               4.67%*<F48>
       After expense waiver                                                    3.85%*<F48>         4.15%               4.93%*<F48>
Portfolio turnover rate(2)<F46>                                               52.46%              74.73%              37.75%

(1)<F45>   Class A inception date.
(2)<F46>   Calculated on the basis of the Fund as a whole without
           distinguishing between the classes of shares issued.
(3)<F47> Prior to October 31, 2003, the COUNTRY Bond Fund was known as the COUNTRY Long-Term Bond Fund.
  *<F48>   Annualized.

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 2003 (unaudited)

NOTE (A) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: The COUNTRY Mutual Funds Trust represent a series of five funds (referred to herein as "Funds"). Each of the Funds has distinct investment objectives and policies. The five Funds are as follows: COUNTRY Growth Fund ("Growth Fund"); COUNTRY Balanced Fund ("Balanced Fund"); COUNTRY Tax Exempt Bond Fund ("Tax Exempt Bond Fund"); COUNTRY Short-Term Bond Fund ("Short-Term Bond Fund"); and COUNTRY Bond Fund ("Bond Fund"). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The Funds (formerly operated through four corporations) were reorganized as a series of the trust effective October 31, 2001. The Funds are registered under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any COUNTRY Fund on or before March 1, 2002 who have continuously owned shares of any COUNTRY Fund since that date and certain others who meet the standards set out in the Funds' Prospectus.

Class A shares sales charge is calculated as follows:

                                                           SALES CHARGE
                                                             AS % OF
     AMOUNT OF TRANSACTION                                OFFERING PRICE
     ----------------------                               --------------
GROWTH AND BALANCED
Up to $49,999                                                  5.50%
$50,000-$99,999                                                4.50%
$100,000-$249,999                                              3.50%
$250,000-$499,999                                              2.50%
$500,000-$999,999                                              2.00%
$1,000,000 & Above                                                0%

TAX EXEMPT BOND AND BOND
Up to $49,999                                                  4.25%
$50,000-$99,999                                                4.00%
$100,000-$249,999                                              3.50%
$250,000-$499,999                                              2.50%
$500,000-$999,999                                              2.00%
$1,000,000 & Above                                                0%

SHORT-TERM BOND
Up to $49,999                                                  2.50%
$50,000-$99,999                                                2.00%
$100,000-$249,999                                              1.50%
$250,000-$499,999                                              1.00%
$500,000-$999,999                                              0.75%
$1,000,000 & Above                                                0%

The Fund's prospectus provides descriptions of each Fund's investment goals and principal strategies. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparations of its financial statements.

     (1) SECURITY VALUATION: In valuing a Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

     (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily, and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

     (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

     (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

     (5) OTHER: Expenses shared by the Trust are allocated to each Fund based upon current net assets. Expenses directly attributable to a Fund are charged to operations. Income expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon current net assets. Expenses directly attributable to a class of shares are charged to that Class.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Balanced Fund, the Tax Exempt Bond Fund, the Short-Term Bond Fund and the Bond Fund declare and distribute net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

For the six months ended December 31, 2003, the Tax Exempt Bond Fund designated 100% of its income distributions as tax exempt interest dividends.

NOTE (C) CAPITAL STOCK: At December 31, 2003, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

                                                 GROWTH FUND                                      BALANCED FUND
                                                 -----------                                      -------------
                                 SIX MONTHS ENDED             YEAR ENDED           SIX MONTHS ENDED              YEAR ENDED
                                DECEMBER 31, 2003            JUNE 30, 2003         DECEMBER 31, 2003            JUNE 30, 2003
                                -----------------        --------------------     -------------------        ------------------
                                SHARES     AMOUNT        SHARES        AMOUNT     SHARES       AMOUNT        SHARES      AMOUNT
                                ------     ------        ------        ------     ------       ------        ------      ------
Class A
   Shares sold                  54,235   $ 1,107,102       86,960   $  1,553,478    33,125  $   469,849       59,116   $   769,817
   Shares issued through
     reinvestment
     of dividends                  869        17,251          415          7,350     1,082       15,556          867        11,361
   Shares redeemed              (3,630)      (74,168)      (6,088)      (109,187)   (5,258)     (74,154)     (10,013)     (130,066)
                              --------   -----------   ----------   ------------  --------  -----------     --------   -----------
Total Class A transactions      51,474     1,050,185       81,287      1,451,641    28,949      411,251       49,970       651,112
                              --------   -----------   ----------   ------------  --------  -----------     --------   -----------
Class Y
   Shares sold                 260,731     5,290,232    1,235,573     21,793,449   139,445    1,968,495      147,111     1,920,018
   Shares issued through
     reinvestment
     of dividends               45,857       904,123       48,602        863,524    15,156      216,549       23,737       308,138
   Shares redeemed            (383,652)   (7,771,514)  (1,552,087)   (27,534,428) (114,757)  (1,621,796)    (233,318)   (3,011,309)
                              --------   -----------   ----------   ------------  --------  -----------     --------   -----------
Total Class Y transactions     (77,064)   (1,577,159)    (267,912)    (4,877,455)   39,844      563,248      (62,470)     (783,153)
                              --------   -----------   ----------   ------------  --------  -----------     --------   -----------
Net increase (decrease)
  in capital stock             (25,590)  $  (526,974)    (186,625)  $ (3,425,814)   68,793  $   974,499      (12,500)  $  (132,041)
                              --------   -----------   ----------   ------------  --------  -----------     --------   -----------
                              --------   -----------   ----------   ------------  --------  -----------     --------   -----------

                                             TAX EXEMPT BOND FUND
                                             --------------------
                                 SIX MONTHS ENDED             YEAR ENDED
                                DECEMBER 31, 2003            JUNE 30, 2003
                                -----------------        --------------------
                                SHARES     AMOUNT        SHARES        AMOUNT
                                ------     ------        ------        ------
Class A
   Shares sold                     477   $     3,806       10,114   $     90,763
   Shares issued through
     reinvestment
     of dividends                  269         2,391          206          1,852
   Shares redeemed              (1,219)      (10,799)        (809)        (7,246)
                              --------   -----------   ----------   ------------
Total Class A transactions        (473)       (4,602)       9,511         85,369
                              --------   -----------   ----------   ------------
Class Y
   Shares sold                  14,017       125,301       46,345        415,649
   Shares issued through
     reinvestment
     of dividends               32,813       290,986       45,318        404,475
   Shares redeemed             (30,455)     (271,505)    (116,546)    (1,055,327)
                              --------   -----------   ----------   ------------
Total Class Y transactions      16,375       144,782      (24,883)      (235,203)
                              --------   -----------   ----------   ------------
Net increase (decrease)
  in capital stock              15,902   $   140,180      (15,372)  $   (149,834)
                              --------   -----------   ----------   ------------
                              --------   -----------   ----------   ------------

                                             SHORT-TERM BOND FUND                                   BOND FUND
                                             --------------------                                   ---------
                                 SIX MONTHS ENDED             YEAR ENDED           SIX MONTHS ENDED              YEAR ENDED
                                DECEMBER 31, 2003            JUNE 30, 2003         DECEMBER 31, 2003            JUNE 30, 2003
                                -----------------        --------------------     -------------------        ------------------
                                SHARES     AMOUNT        SHARES        AMOUNT     SHARES       AMOUNT        SHARES      AMOUNT
                                ------     ------        ------        ------     ------       ------        ------      ------
Class A
   Shares sold                  32,903   $   340,604       81,653   $    853,229    71,001  $   751,550       96,927   $ 1,050,259
   Shares issued through
     reinvestment
     of dividends                2,018        20,862        1,620         16,909     6,072       63,700        2,391        25,986
   Shares redeemed             (21,409)     (221,696)      (6,334)       (66,185)  (32,555)    (344,780)      (9,865)     (107,282)
                              --------   -----------   ----------   ------------  --------  -----------     --------   -----------
Total Class A transactions      13,512       139,770       76,939        803,953    44,518      470,470       89,453       968,963
                              --------   -----------   ----------   ------------  --------  -----------     --------   -----------
Class Y
   Shares sold                 630,181     6,495,631    1,890,486     19,651,192   327,072    3,434,339    1,341,117    14,405,105
   Shares issued through
     reinvestment
     of dividends               66,786       687,849      112,440      1,166,284   193,231    2,011,322      175,034     1,879,102
   Shares redeemed            (688,062)   (7,099,303)  (1,354,058)   (14,095,451) (994,318) (10,442,004)  (1,672,032)  (17,999,378)
                              --------   -----------   ----------   ------------  --------  -----------     --------   -----------
Total Class Y transactions       8,905        84,177      648,868      6,722,025  (474,015)  (4,996,343)    (155,881)   (1,715,171)
                              --------   -----------   ----------   ------------  --------  -----------     --------   -----------
Net increase (decrease)
  in capital stock              22,417   $   223,947      725,807   $  7,525,978  (429,497) $(4,525,873)     (66,428)  $  (746,208)
                              --------   -----------   ----------   ------------  --------  -----------     --------   -----------
                              --------   -----------   ----------   ------------  --------  -----------     --------   -----------

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. government obligations and short-term notes for the six months ended December 31, 2003 were as follows:

                                        PURCHASES             SALES
                                        ---------           ---------
Growth Fund                            $10,566,796         $ 6,032,403
Balanced Fund                          $ 3,658,192         $ 3,488,758
Tax Exempt Bond Fund                   $ 1,146,628         $ 1,134,566
Short-Term Bond Fund                   $12,417,367         $14,761,891
Bond Fund                              $11,119,723         $14,553,468

For the six months ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

                                        PURCHASES             SALES
                                        ---------           ---------
Growth Fund                             $       --          $      --
Balanced Fund                           $  526,515          $     681
Tax Exempt Bond Fund                    $       --          $      --
Short-Term Bond Fund                    $       --          $      --
Bond Fund                               $8,838,439          $8,009,837

Note (E) Income Tax Information: At June 30, 2003, the components of accumulated earnings (losses) on a tax basis were as follows:

                                                                                TAX EXEMPT     SHORT-TERM
                                                 GROWTH FUND   BALANCED FUND    BOND FUND      BOND FUND      BOND FUND
                                                 -----------   -------------    ---------      ---------      ---------
Cost of investments                              $127,420,472   $17,948,051    $13,981,255    $39,689,591    $45,678,293
                                                 ------------   -----------    -----------    -----------    -----------
                                                 ------------   -----------    -----------    -----------    -----------
Gross unrealized appreciation                    $ 37,040,201   $ 3,074,309    $ 1,074,345    $ 1,061,256    $ 2,967,056
Gross unrealized depreciation                     (11,600,696)     (918,616)            --        (27,006)       (31,158)
                                                 ------------   -----------    -----------    -----------    -----------
Net unrealized appreciation                      $ 25,439,505   $ 2,155,693    $ 1,074,345    $ 1,034,250    $ 2,935,898
                                                 ------------   -----------    -----------    -----------    -----------
                                                 ------------   -----------    -----------    -----------    -----------
Undistributed ordinary income                    $    701,051   $     2,680    $     7,793    $    87,392    $   371,921
Undistributed long-term capital gains                      --            --        110,674         58,930        784,369
                                                 ------------   -----------    -----------    -----------    -----------
Total distributable earnings                     $    701,051   $     2,680    $   118,467    $   146,322    $ 1,156,290
                                                 ------------   -----------    -----------    -----------    -----------
                                                 ------------   -----------    -----------    -----------    -----------
Other accumulated losses
  and temporary differences                      $ (5,458,453)  $   (47,583)   $        --    $        --    $        --
                                                 ------------   -----------    -----------    -----------    -----------
Total accumulated earnings                       $ 20,682,103   $ 2,110,790    $ 1,192,812    $ 1,180,572    $ 4,092,188
                                                 ------------   -----------    -----------    -----------    -----------
                                                 ------------   -----------    -----------    -----------    -----------

The tax character of distributions paid during the six months ended December 31, 2003 and the year ended June 30, 2003 were as follows:

                                  FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                                     DECEMBER 31, 2003         JUNE 30, 2003
                                  ------------------------   ------------------
GROWTH FUND
Ordinary income                          $  999,126              $  943,326
Long-term capital gain                           --                      --
                                         ----------              ----------
                                         $  999,126              $  943,326
                                         ----------              ----------
                                         ----------              ----------

                                  FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                                     DECEMBER 31, 2003         JUNE 30, 2003
                                  ------------------------   ------------------
BALANCED FUND
Ordinary income                          $  188,798              $  357,499
Long-term capital gain                       66,687                      --
                                         ----------              ----------
                                         $  255,485              $  357,499
                                         ----------              ----------
                                         ----------              ----------

                                  FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                                     DECEMBER 31, 2003         JUNE 30, 2003
                                  ------------------------   ------------------
TAX EXEMPT BOND FUND*<F49>
Ordinary income                          $  229,324              $  387,136
Long-term capital gain                      163,281                 170,376
                                         ----------              ----------
                                         $  392,605              $  557,512
                                         ----------              ----------
                                         ----------              ----------

                                  FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                                     DECEMBER 31, 2003         JUNE 30, 2003
                                  ------------------------   ------------------
SHORT-TERM BOND FUND
Ordinary income                          $  760,294              $1,363,660
Long-term capital gain                      103,901                  92,589
                                         ----------              ----------
                                         $  864,195              $1,456,249
                                         ----------              ----------
                                         ----------              ----------

                                  FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                                     DECEMBER 31, 2003         JUNE 30, 2003
                                  ------------------------   ------------------
BOND FUND
Ordinary income                          $1,277,347              $2,102,764
Long-term capital gain                      972,211                      --
                                         ----------              ----------
                                         $2,249,558              $2,102,764
                                         ----------              ----------
                                         ----------              ----------

*<F49> 100% of distributions from the Tax Exempt Bond Fund are designated as tax exempt.

Capital loss carryovers and post-October loss deferrals as of June 30, 2003 were as follows:

                            NET CAPITAL       CAPITAL LOSS       POST-OCTOBER
                               LOSS             CARRYOVER            LOSS
                         CARRYOVER(1)<F50>     EXPIRATION      DEFERRAL(2)<F51>
                         -----------------     ----------      ----------------
Growth Fund                 $  999,626           6/30/10          $2,713,675
                             1,745,152           6/30/11
Balanced Fund                   47,583           6/30/10                  --

(1)<F50> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryovers.
(2)<F51>   Loss is recognized for tax purposes on July 1, 2003.

NOTE (F) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, COUNTRY Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund 0.75%; Balanced Fund 0.75%; Tax Exempt Bond Fund 0.50%; Short-Term Bond Fund 0.50%; and Bond Fund 0.75%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund for the six months ended December 31, 2003 were: $15,669, $1,875, $1,620, $3,527, and
$3,209, respectively.

The Advisor agreed to reduce its fees and reimburse the Short-Term Bond Fund, the Bond Fund and the Tax Exempt Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets. This agreement has been in effect for the Short-Term Bond Fund and the Bond Fund since November 1, 1997 as a non-contractual waiver. Effective January 30, 2002, this agreement became contractual. A contractual agreement has been in place for the Tax Exempt Bond Fund since September 25, 2003.

Investment advisory fees, for the six months ended December 31, 2003, are as follows:

                                                                  EXPENSES
                                                                   WAIVED
                                                                    AND
                               ADVISORY        ADVISORY          REIMBURSED
                                 RATE            FEE          BY ADVISOR*<F52>
                               --------        --------       ----------------
Tax Exempt Bond Fund            0.50%          $ 37,835           $ 9,384
Short-Term Bond Fund            0.50%          $100,835           $ 9,698
Bond Fund                       0.75%          $170,862           $71,576

*<F52>  Excludes waiver of custody fees.

At December 31, 2003, 62.8% of the shares outstanding of the Growth Fund, 76.8% of the shares outstanding of the Balanced Fund, 13.9% of the shares outstanding of the Tax Exempt Bond Fund, 93.2% of the shares outstanding of the Short-Term Bond Fund, and 94.3% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the Advisor's clients, including a defined contribution benefit plan sponsored by the Advisor.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and as secretary to the Funds. Legal fees expensed by the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund during the six months ended December 31, 2003 were $9,782, $1,252, $820, $2,468, and $2,832, respectively.

NOTE (G) DISTRIBUTION SERVICES AGREEMENTS: Quasar Distributors, LLC serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the "Plans"), effective October 31, 2001. The Plans permit the Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans, is 0.25% of the average daily net assets of each Fund. For the six months ended December 31, 2003, the Rule 12b-1 expenses incurred for the Growth Fund, the Balanced Fund, the Tax Exempt Fund, the Short-Term Bond Fund and the Bond Fund were 0.09%, 0.00%, 0.16%, 0.00%, and 0.00%, respectively.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-245-2100 and the SEC's website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30, 2004 will be available after August 31, 2004 on the SEC's website at www.sec.gov.

COUNTRY MUTUAL FUNDS TRUST

COUNTRY Growth Fund
COUNTRY Balanced Fund
COUNTRY Tax Exempt Bond Fund
COUNTRY Short-Term Bond Fund
COUNTRY Bond Fund

BOARD OF TRUSTEES

Philip T. Nelson
Charlot R. Cole
David A. Downs
Nancy J. Erickson
Roger D. Grace
Ailene Miller
Robert L. Phelps
Robert W. Weldon

OFFICERS

Philip T. Nelson, President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Robert J. McDade, Vice President
Paul M. Harmon, Secretary
Debby Johnson, Assistant Secretary
Kathy Smith Whitman, Assistant Secretary
William J. Hanfland, Treasurer
Timothy J. Braida, Assistant Treasurer
Richard F. Day, Controller

INVESTMENT ADVISOR

COUNTRY Trust Bank
Bloomington, Illinois

DISTRIBUTOR

Quasar Distributors, LLC
Milwaukee, Wisconsin

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN

COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

INDEPENDENT ACCOUNTANTS

Ernst & Young LLP
Milwaukee, Wisconsin

GENERAL COUNSEL

Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

(COUNTRY MUTUAL FUNDS LOGO)

                                                              F30-113-06 (02/04)

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable to reports filed for periods ending before January 1, 2004.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto. Not Applicable for semi-annual reports.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  COUNTRY Mutual Funds Trust
                   -----------------------------------------------

     By (Signature and Title) /s/ Philip Nelson
                              ------------------------------------
                              Philip T. Nelson, President

     Date   March 1, 2004
           -------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F53> /s/ Philip Nelson
                                    ------------------------------
                                    Philip T. Nelson, President

     Date  March 1, 2004
           -------------------------------------------------------

     By (Signature and Title)*<F53> /s/ William J. Hanfland
                                    ------------------------------
                                    William J. Hanfland, Treasurer

     Date  March 2, 2004
           -------------------------------------------------------

*<F53> Print the name and title of each signing officer under his or her signature